AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 67.7%
Common Stocks — 33.3%
Aerospace & Defense — 0.4%
AeroVironment, Inc.*	8,500	$ 518,160
BAE Systems PLC (United Kingdom)	146,210	942,853
Boeing Co. (The)	8,418	1,255,460
Elbit Systems Ltd. (Israel)	611	78,697
HEICO Corp.	4,825	359,993
Kratos Defense & Security Solutions, Inc.*	36,200	501,008
Lockheed Martin Corp.	9,388	3,182,063
MTU Aero Engines AG (Germany)	12,214	1,783,874
Northrop Grumman Corp.	3,036	918,542
Safran SA (France)	18,600	1,631,754
Singapore Technologies Engineering Ltd. (Singapore)	145,839	318,393
Teledyne Technologies, Inc.*	1,408	418,556
TransDigm Group, Inc.	1,987	636,218
		12,545,571
Air Freight & Logistics — 0.0%
Air Transport Services Group, Inc.*	30,690	561,013
Deutsche Post AG (Germany)	6,243	169,783
XPO Logistics, Inc.*	8,151	397,361
		1,128,157
Airlines — 0.0%
Deutsche Lufthansa AG (Germany)(a)	34,393	324,538
JetBlue Airways Corp.*	30,400	272,080
Spirit Airlines, Inc.*(a)	22,200	286,158
		882,776
Auto Components — 0.2%
Autoliv, Inc. (Sweden)	18,900	869,589
BorgWarner, Inc.	12,618	307,501
Bridgestone Corp. (Japan)	29,919	917,589
Dana, Inc.	46,500	363,165
Denso Corp. (Japan)	56,892	1,829,042
Lear Corp.	4,709	382,606
Stanley Electric Co. Ltd. (Japan)	11,166	219,111
		4,888,603
Automobiles — 0.4%
Ford Motor Co.(a)	136,906	661,256
General Motors Co.	25,479	529,454
Hyundai Motor Co. (South Korea)	1,121	81,115
Isuzu Motors Ltd. (Japan)	58,711	388,381
Peugeot SA (France)	21,989	292,707
Suzuki Motor Corp. (Japan)	36,936	883,440
Toyota Motor Corp. (Japan)	130,500	7,856,313
		10,692,666
Banks — 2.1%
Absa Group Ltd. (South Africa)	38,546	160,440
Axis Bank Ltd. (India)	153,254	767,535
Banco do Brasil SA (Brazil)	20,800	111,083
Banco Santander SA (Spain)	1,565,100	3,790,913
Bancolombia SA (Colombia), ADR	4,510	112,570
Bank Central Asia Tbk PT (Indonesia)	170,100	287,430
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank Hapoalim BM (Israel)	5,926	$ 35,644
Bank Mandiri Persero Tbk PT (Indonesia)	489,900	140,476
Bank of America Corp.	45,173	959,023
Bank of China Ltd. (China) (Class H Stock)	556,000	212,443
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	33,400	568,802
Bank OZK	40,100	669,670
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,991,100	738,946
BankUnited, Inc.	59,555	1,113,678
BNP Paribas SA (France)	21,680	652,965
Boston Private Financial Holdings, Inc.	80,060	572,429
Byline Bancorp, Inc.	24,800	257,176
Camden National Corp.	20,450	643,152
Capitec Bank Holdings Ltd. (South Africa)	1,152	56,304
China Construction Bank Corp. (China) (Class H Stock)	963,000	782,706
China Merchants Bank Co. Ltd. (China) (Class H Stock)	28,900	130,168
Citigroup, Inc.	44,360	1,868,443
Citizens Financial Group, Inc.	8,621	162,161
Comerica, Inc.	6,978	204,734
Commonwealth Bank of Australia (Australia)	43,948	1,675,974
Credicorp Ltd. (Peru)	780	111,595
DBS Group Holdings Ltd. (Singapore)	16,085	208,175
E.Sun Financial Holding Co. Ltd. (Taiwan)	363,454	291,402
Equity Bancshares, Inc. (Class A Stock)*	33,100	570,975
Erste Group Bank AG (Austria)*	56,540	1,053,159
First Foundation, Inc.	78,000	797,160
First Northwest Bancorp	34,847	378,787
FNB Corp.	159,798	1,177,711
Great Western Bancorp, Inc.	41,000	839,680
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	22,000	60,280
Hanmi Financial Corp.	52,940	574,399
HBT Financial, Inc.	34,700	365,391
HDFC Bank Ltd. (India)	27,892	316,712
IBERIABANK Corp.	12,100	437,536
ICICI Bank Ltd. (India)	43,887	189,510
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	602,000	412,063
ING Groep NV (Netherlands)	235,400	1,226,302
Intesa Sanpaolo SpA (Italy)	410,402	676,721
JPMorgan Chase & Co.	33,607	3,025,638
Kasikornbank PCL (Thailand)	57,200	160,283
KB Financial Group, Inc. (South Korea)	13,442	377,879
KBC Group NV (Belgium)	73,664	3,369,920
Kotak Mahindra Bank Ltd. (India)	5,485	94,041
Lloyds Banking Group PLC (United Kingdom)	5,951,489	2,329,912
Mediobanca Banca di Credito Finanziario SpA (Italy)	239,885	1,327,424
A1

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Midland States Bancorp, Inc.	31,400	$ 549,186
Mitsubishi UFJ Financial Group, Inc. (Japan)	678,200	2,520,615
Old Second Bancorp, Inc.	35,800	247,378
Orrstown Financial Services, Inc.	14,032	193,221
OTP Bank Nyrt (Hungary)	10,056	291,290
PacWest Bancorp	6,793	121,731
People’s United Financial, Inc.	18,405	203,375
Professional Holding Corp. (Class A Stock)*(a)	24,700	393,965
Qatar National Bank QPSC (Qatar)	29,195	135,169
Regions Financial Corp.	88,358	792,571
Resona Holdings, Inc. (Japan)	115,609	347,030
Sberbank of Russia PJSC (Russia)	193,296	455,765
Shinsei Bank Ltd. (Japan)	170,498	2,269,303
Societe Generale SA (France)	84,380	1,415,617
Standard Chartered PLC (United Kingdom)	440,989	2,411,753
State Bank of India (India)*	17,068	44,414
Sterling Bancorp(a)	61,700	644,765
Sumitomo Mitsui Financial Group, Inc. (Japan)	124,391	2,997,536
TCF Financial Corp.	34,500	781,770
U.S. Bancorp	28,846	993,745
Unicaja Banco SA (Spain), 144A	609,379	355,750
UniCredit SpA (Italy)	83,439	651,828
United Community Banks, Inc.(a)	33,300	609,723
United Overseas Bank Ltd. (Singapore)	178,982	2,434,887
Univest Financial Corp.	25,600	417,792
Wells Fargo & Co.	47,154	1,353,320
Western Alliance Bancorp	18,180	556,490
Wintrust Financial Corp.	6,400	210,304
		61,447,813
Beverages — 0.2%
Asahi Group Holdings Ltd. (Japan)	9,853	320,612
Coca-Cola Co. (The)	58,322	2,580,749
Diageo PLC (United Kingdom)	25,531	818,424
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,100	91,806
Kirin Holdings Co. Ltd. (Japan)	17,029	337,664
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	3,400	533,530
Monster Beverage Corp.*	20,592	1,158,506
PepsiCo, Inc.	5,532	664,393
Shanghai Bairun Investment Holding Group Co. Ltd. (China) (Class A Stock)	89,400	425,667
Thai Beverage PCL (Thailand)	669,200	283,362
		7,214,713
Biotechnology — 1.0%
Acceleron Pharma, Inc.*	18,500	1,662,595
Alexion Pharmaceuticals, Inc.*	4,888	438,894
Amgen, Inc.	6,617	1,341,464
Argenx SE (Netherlands), ADR*	6,400	843,072
Ascendis Pharma A/S (Denmark), ADR*	4,900	551,789
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	98,434	$ 1,428,277
Black Diamond Therapeutics, Inc.*(a)	14,300	356,785
Blueprint Medicines Corp.*	28,300	1,654,984
CRISPR Therapeutics AG (Switzerland)*	8,800	373,208
CSL Ltd. (Australia)	36,121	6,480,835
Deciphera Pharmaceuticals, Inc.*	12,200	502,274
Galapagos NV (Belgium)*	2,176	432,961
Global Blood Therapeutics, Inc.*(a)	41,766	2,133,825
Immunomedics, Inc.*(a)	36,100	486,628
Innovent Biologics, Inc. (China), 144A*	59,500	250,397
KalVista Pharmaceuticals, Inc.*	26,300	201,195
Mirati Therapeutics, Inc.*(a)	6,000	461,220
MorphoSys AG (Germany), ADR*	26,500	651,105
Natera, Inc.*	13,100	391,166
Neurocrine Biosciences, Inc.*	9,732	842,305
PolarityTE, Inc.*(a)	16,300	17,604
PTC Therapeutics, Inc.*	37,453	1,670,778
Regeneron Pharmaceuticals, Inc.*	2,898	1,415,064
Sarepta Therapeutics, Inc.*	11,215	1,097,051
uniQure NV (Netherlands)*	9,600	455,520
United Therapeutics Corp.*	2,395	227,106
Vertex Pharmaceuticals, Inc.*	16,716	3,977,572
		30,345,674
Building Products — 0.4%
AGC, Inc. (Japan)	13,569	333,069
American Woodmark Corp.*	10,880	495,802
Armstrong World Industries, Inc.(a)	3,200	254,144
Assa Abloy AB (Sweden) (Class B Stock)	241,300	4,545,128
Builders FirstSource, Inc.*	37,166	454,540
Gibraltar Industries, Inc.*	15,900	682,428
Johnson Controls International PLC	82,538	2,225,224
Kingspan Group PLC (Ireland)	7,558	405,329
Trane Technologies PLC	12,823	1,059,052
		10,454,716
Capital Markets — 1.1%
B3 SA - Brasil Bolsa Balcao (Brazil)	110,600	758,391
Brightsphere Investment Group, Inc.	38,500	246,015
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	9,844	436,345
CME Group, Inc.	4,700	812,677
Cowen, Inc. (Class A Stock)	58,900	568,974
Deutsche Boerse AG (Germany)	25,116	3,462,069
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	93,497	2,793,278
Intercontinental Exchange, Inc.	28,204	2,277,473
Lazard Ltd. (Class A Stock)	17,437	410,816
London Stock Exchange Group PLC (United Kingdom)	26,999	2,428,926
Macquarie Group Ltd. (Australia)	26,155	1,361,199
Magellan Financial Group Ltd. (Australia)	14,776	388,608
Moody’s Corp.	17,639	3,730,649
Morgan Stanley	12,555	426,870

A2

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
MSCI, Inc.(a)	13,466	$ 3,891,135
Natixis SA (France)	241,200	784,049
Partners Group Holding AG (Switzerland)	1,228	851,576
S&P Global, Inc.	14,785	3,623,064
Standard Life Aberdeen PLC (United Kingdom)	378,617	1,033,665
TD Ameritrade Holding Corp.	10,139	351,418
UBS Group AG (Switzerland)*(a)	232,900	2,156,654
		32,793,851
Chemicals — 0.7%
Air Products & Chemicals, Inc.	2,222	443,533
Ashland Global Holdings, Inc.	15,210	761,565
Chemours Co. (The)	5,460	48,430
DuPont de Nemours, Inc.	5,387	183,697
Ecolab, Inc.	11,200	1,745,296
Element Solutions, Inc.*	56,600	473,176
Innospec, Inc.	8,500	590,665
LG Chem Ltd. (South Korea)	1,760	437,299
Linde PLC (United Kingdom)	47,300	8,300,877
Livent Corp.*(a)	35,700	187,425
Scotts Miracle-Gro Co. (The)	6,265	641,536
Sherwin-Williams Co. (The)	6,600	3,032,832
Shin-Etsu Chemical Co. Ltd. (Japan)	30,400	3,007,374
Sika AG (Switzerland)	3,764	624,487
Sociedad Quimica y Minera de Chile SA (Chile), ADR	11,611	261,828
Tikkurila OYJ (Finland)	16,635	184,863
		20,924,883
Commercial Services & Supplies — 0.3%
ABM Industries, Inc.(a)	24,900	606,564
Brink’s Co. (The)	14,900	775,545
Casella Waste Systems, Inc. (Class A Stock)*	11,100	433,566
Copart, Inc.*	7,447	510,268
Elis SA (France)	24,500	231,909
Harsco Corp.*	50,800	354,076
Healthcare Services Group, Inc.(a)	28,800	688,608
Heritage-Crystal Clean, Inc.*	43,700	709,688
Loomis AB (Sweden) (Class B Stock)	11,700	236,076
Prosegur Cia de Seguridad SA (Spain)	102,656	258,598
Rentokil Initial PLC (United Kingdom)	87,428	420,520
Republic Services, Inc.	5,672	425,740
Secom Co. Ltd. (Japan)	1,648	137,189
Waste Connections, Inc.	10,630	823,825
Waste Management, Inc.(a)	31,785	2,942,020
		9,554,192
Communications Equipment — 0.2%
Cisco Systems, Inc.	37,894	1,489,613
Extreme Networks, Inc.*	78,800	243,492
F5 Networks, Inc.*	3,463	369,260
Motorola Solutions, Inc.(a)	6,161	818,920
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	334,121	$ 2,717,081
		5,638,366
Construction & Engineering — 0.2%
AECOM*	11,014	328,768
Bouygues SA (France)	19,600	574,538
China Railway Construction Corp. Ltd. (China) (Class H Stock)	234,500	261,163
Dycom Industries, Inc.*	18,900	484,785
Ferrovial SA (Spain)	17,448	418,568
Larsen & Toubro Ltd. (India)	14,844	157,864
SHO-BOND Holdings Co. Ltd. (Japan)	24,100	958,312
Taisei Corp. (Japan)	12,439	379,215
Vinci SA (France)	45,618	3,775,454
		7,338,667
Construction Materials — 0.4%
CRH PLC (Ireland)	85,867	2,348,406
CRH PLC (Ireland), ADR	110,700	2,971,188
Eagle Materials, Inc.	10,000	584,200
HeidelbergCement AG (Germany)	33,300	1,416,315
James Hardie Industries PLC, CDI	25,119	285,821
Martin Marietta Materials, Inc.	16,912	3,200,258
Taiheiyo Cement Corp. (Japan)	11,629	196,169
Vulcan Materials Co.	8,860	957,500
		11,959,857
Consumer Finance — 0.1%
American Express Co.	15,395	1,317,966
Capital One Financial Corp.	13,863	698,973
Discover Financial Services	14,603	520,889
FirstCash, Inc.	6,300	451,962
Isracard Ltd. (Israel)	200	538
OneMain Holdings, Inc.	22,870	437,274
Shriram Transport Finance Co. Ltd. (India)	14,246	123,610
Synchrony Financial	41,979	675,442
		4,226,654
Containers & Packaging — 0.0%
Amcor PLC	16,849	136,814
Crown Holdings, Inc.*	7,185	417,017
Graphic Packaging Holding Co.(a)	57,250	698,450
		1,252,281
Diversified Consumer Services — 0.1%
Laureate Education, Inc. (Class A Stock)*	80,100	841,851
New Oriental Education & Technology Group, Inc. (China), ADR*	3,220	348,533
ServiceMaster Global Holdings, Inc.*	14,700	396,900
Strategic Education, Inc.(a)	4,900	684,824
TAL Education Group (China), ADR*	2,220	118,237
		2,390,345

A3

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	29,990	$ 5,483,072
Investor AB (Sweden) (Class B Stock)	74,700	3,410,022
ORIX Corp. (Japan)	238,192	2,842,541
Voya Financial, Inc.	33,237	1,347,760
		13,083,395
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	43,967	2,002,953
China Tower Corp. Ltd. (China) (Class H Stock), 144A	283,000	63,485
China Unicom Hong Kong Ltd. (China)	196,000	113,280
Cogent Communications Holdings, Inc.(a)	10,230	838,553
HKT Trust & HKT Ltd. (Hong Kong)	434,360	589,225
Nippon Telegraph & Telephone Corp. (Japan)	61,231	1,467,111
Orange SA (France)	32,193	394,200
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	766,500	147,467
Verizon Communications, Inc.	60,350	3,242,606
		8,858,880
Electric Utilities — 0.9%
American Electric Power Co., Inc.	9,351	747,893
CLP Holdings Ltd. (Hong Kong)	68,593	629,247
Duke Energy Corp.	8,125	657,150
Enel SpA (Italy)	933,267	6,514,304
Entergy Corp.	22,763	2,139,039
Equatorial Energia SA (Brazil)	43,700	146,757
Evergy, Inc.	38,729	2,132,031
Eversource Energy	6,262	489,751
Exelon Corp.	60,469	2,225,864
FirstEnergy Corp.	11,590	464,411
Fortum OYJ (Finland)	56,794	835,631
Iberdrola SA (Spain)	67,013	661,978
Korea Electric Power Corp. (South Korea)*	9,698	152,282
NextEra Energy, Inc.	6,616	1,591,942
NRG Energy, Inc.	13,819	376,706
Orsted A/S (Denmark), 144A	26,525	2,590,099
Pinnacle West Capital Corp.	7,620	577,520
PNM Resources, Inc.(a)	16,200	615,600
Portland General Electric Co.	18,620	892,643
PPL Corp.	22,728	560,927
Red Electrica Corp. SA (Spain)	12,000	215,938
Southern Co. (The)	11,766	637,011
		25,854,724
Electrical Equipment — 0.2%
AMETEK, Inc.	32,282	2,324,950
GrafTech International Ltd.	16,688	135,506
Legrand SA (France)	31,600	2,025,822
Rockwell Automation, Inc.	5,953	898,367
Sunrun, Inc.*	36,600	369,660
Vestas Wind Systems A/S (Denmark)	3,962	320,873
		6,075,178
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Alps Alpine Co. Ltd. (Japan)	15,613	$ 151,046
Avnet, Inc.	16,637	417,589
Azbil Corp. (Japan)	55,000	1,426,498
CDW Corp.	3,619	337,544
Coherent, Inc.*(a)	4,000	425,640
Flex Ltd.*	59,000	494,125
Hitachi High-Tech Corp. (Japan)	20,811	1,544,538
Hitachi Ltd. (Japan)	14,340	415,817
Hon Hai Precision Industry Co. Ltd. (Taiwan)	122,000	280,702
Ibiden Co. Ltd. (Japan)	33,800	736,452
II-VI, Inc.*(a)	35,300	1,006,050
Jabil, Inc.	8,710	214,092
Keyence Corp. (Japan)	19,369	6,244,123
Keysight Technologies, Inc.*	3,811	318,905
Largan Precision Co. Ltd. (Taiwan)	2,000	249,934
LG Innotek Co. Ltd. (South Korea)	1,103	101,664
Samsung SDI Co. Ltd. (South Korea)	638	124,418
Spectris PLC (United Kingdom)	43,800	1,318,500
Sunny Optical Technology Group Co. Ltd. (China)	7,500	99,909
TTM Technologies, Inc.*(a)	61,100	631,774
Unimicron Technology Corp. (Taiwan)	229,000	240,283
		16,779,603
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	41,200	477,920
China Oilfield Services Ltd. (China) (Class H Stock)	134,000	103,620
Halliburton Co.(a)	48,318	330,978
Helix Energy Solutions Group, Inc.*	157,360	258,070
Natural Gas Services Group, Inc.*	43,055	192,025
Pason Systems, Inc. (Canada)	14,700	65,285
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	79,800	418,950
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	20,200	63,348
		1,910,196
Entertainment — 0.1%
Cinemark Holdings, Inc.	10,363	105,599
HUYA, Inc. (China), ADR*	5,910	100,175
International Games System Co. Ltd. (Taiwan)	12,000	218,865
iQIYI, Inc. (China), ADR*(a)	7,830	139,374
NetEase, Inc. (China), ADR	1,100	353,056
Nintendo Co. Ltd. (Japan)	545	210,750
Square Enix Holdings Co. Ltd. (Japan)	4,311	193,199
Vivendi SA (France)	81,115	1,748,936
World Wrestling Entertainment, Inc. (Class A Stock)(a)	15,700	532,701
Zynga, Inc. (Class A Stock)*	73,200	501,420
		4,104,075
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	6,636	909,530
American Campus Communities, Inc.	15,500	430,125

A4

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.	5,234	$ 1,139,703
Apartment Investment & Management Co. (Class A Stock)	2,369	83,270
Armada Hoffler Properties, Inc.	77,954	834,108
AvalonBay Communities, Inc.	2,773	408,102
Brixmor Property Group, Inc.	15,000	142,500
CoreSite Realty Corp.	18,541	2,148,902
Corporate Office Properties Trust	24,700	546,611
CubeSmart	21,711	581,638
Dexus (Australia)	30,759	171,463
Equinix, Inc.	3,970	2,479,543
Equity Commonwealth	7,412	235,035
Equity LifeStyle Properties, Inc.	29,285	1,683,302
Essex Property Trust, Inc.	1,634	359,872
Gaming & Leisure Properties, Inc.	17,281	478,856
Healthcare Realty Trust, Inc.	32,600	910,518
Invitation Homes, Inc.	34,387	734,850
Life Storage, Inc.	2,414	228,244
Mack-Cali Realty Corp.	37,900	577,217
Medical Properties Trust, Inc.	44,500	769,405
National Retail Properties, Inc.	9,092	292,671
Outfront Media, Inc.	9,446	127,332
PotlatchDeltic Corp.(a)	17,800	558,742
Prologis, Inc.	48,559	3,902,687
Rexford Industrial Realty, Inc.	25,600	1,049,856
Sabra Health Care REIT, Inc.	71,200	777,504
Spirit Realty Capital, Inc.	42,294	1,105,988
Stockland (Australia)	16,077	24,909
STORE Capital Corp.	35,438	642,137
Terreno Realty Corp.	16,800	869,400
UDR, Inc.	61,310	2,240,267
VICI Properties, Inc.	60,476	1,006,321
		28,450,608
Food & Staples Retailing — 0.5%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	47,379	1,116,048
BGF retail Co. Ltd. (South Korea)	3,490	377,032
Clicks Group Ltd. (South Africa)	90,000	1,289,481
Costco Wholesale Corp.	5,400	1,539,702
CP ALL PCL (Thailand)	123,900	229,557
Dairy Farm International Holdings Ltd. (Hong Kong)	11,949	54,806
Koninklijke Ahold Delhaize NV (Netherlands)	46,155	1,077,207
Kroger Co. (The)	70,229	2,115,298
Loblaw Cos. Ltd. (Canada)	14,438	744,317
Performance Food Group Co.*	41,300	1,020,936
PriceSmart, Inc.	9,500	499,225
Tsuruha Holdings, Inc. (Japan)	7,031	931,274
US Foods Holding Corp.*	74,056	1,311,532
Wal-Mart de Mexico SAB de CV (Mexico)	76,300	179,762
Walmart, Inc.	16,510	1,875,866
Welcia Holdings Co. Ltd. (Japan)	10,221	720,653
Woolworths Group Ltd. (Australia)	18,131	391,121
		15,473,817
	Shares	Value
Common Stocks (continued)
Food Products — 0.9%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	87	$ 732,912
Danone SA (France)	5,774	371,830
Darling Ingredients, Inc.*	48,100	922,077
General Mills, Inc.	15,060	794,716
Gruma SAB de CV (Mexico) (Class B Stock)	9,260	71,227
Hershey Co. (The)	3,260	431,950
J.M. Smucker Co. (The)(a)	10,068	1,117,548
Kellogg Co.	10,367	621,916
Kerry Group PLC (Ireland) (Class A Stock)	4,777	553,397
Lamb Weston Holdings, Inc.	6,531	372,920
Mondelez International, Inc. (Class A Stock)	31,677	1,586,384
Nestle SA (Switzerland)	146,172	14,954,910
Post Holdings, Inc.*(a)	6,900	572,493
SunOpta, Inc. (Canada)*	69,500	119,540
TreeHouse Foods, Inc.*(a)	16,300	719,645
Tyson Foods, Inc. (Class A Stock)	38,369	2,220,414
		26,163,879
Gas Utilities — 0.2%
Atmos Energy Corp.	5,189	514,904
China Gas Holdings Ltd. (China)	130,500	455,288
Indraprastha Gas Ltd. (India)	28,569	146,068
New Jersey Resources Corp.(a)	35,200	1,195,744
Northwest Natural Holding Co.	7,900	487,825
ONE Gas, Inc.(a)	10,200	852,924
Snam SpA (Italy)	138,921	644,523
South Jersey Industries, Inc.(a)	68,625	1,715,625
		6,012,901
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	6,855	540,928
Align Technology, Inc.*	2,421	421,133
Antares Pharma, Inc.*	137,700	324,972
Becton, Dickinson & Co.	10,643	2,445,442
Boston Scientific Corp.*	82,788	2,701,372
Danaher Corp.	29,580	4,094,168
DexCom, Inc.*	2,124	571,929
Envista Holdings Corp.*	29,100	434,754
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	13,032	234,785
Heska Corp.*	3,600	199,080
Hoya Corp. (Japan)	77,577	6,609,692
IDEXX Laboratories, Inc.*	1,903	460,983
Integra LifeSciences Holdings Corp.*	13,800	616,446
Intuitive Surgical, Inc.*	1,059	524,427
Koninklijke Philips NV (Netherlands)	46,855	1,889,001
Medtronic PLC	7,403	667,603
Merit Medical Systems, Inc.*(a)	19,010	594,063
Novocure Ltd.*(a)	14,300	962,962
OrthoPediatrics Corp.*(a)	9,700	384,508
ResMed, Inc.	25,756	3,793,601
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	3,300	121,989

A5

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Tandem Diabetes Care, Inc.*	5,000	$ 321,750
ViewRay, Inc.*(a)	201,400	503,500
Zimmer Biomet Holdings, Inc.	11,793	1,192,036
		30,611,124
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.*(a)	32,000	587,200
Addus HomeCare Corp.*	10,600	716,560
Anthem, Inc.	2,749	624,133
Centene Corp.*	27,259	1,619,457
Chemed Corp.	1,391	602,581
Cigna Corp.	997	176,648
CVS Health Corp.	11,009	653,164
Ensign Group, Inc. (The)(a)	20,600	774,766
Hanger, Inc.*	45,100	702,658
Humana, Inc.	10,310	3,237,546
LHC Group, Inc.*	13,216	1,852,883
Molina Healthcare, Inc.*	4,570	638,475
Option Care Health, Inc.*(a)	60,175	569,857
Premier, Inc. (Class A Stock)*	8,809	288,231
R1 RCM, Inc.*	91,800	834,462
RadNet, Inc.*	56,000	588,560
UnitedHealth Group, Inc.	19,417	4,842,212
Universal Health Services, Inc. (Class B Stock)	3,572	353,914
		19,663,307
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*(a)	3,056	477,867
Hotels, Restaurants & Leisure — 0.3%
Aramark	8,628	172,301
Boyd Gaming Corp.	29,500	425,390
Chipotle Mexican Grill, Inc.*(a)	646	422,742
Choice Hotels International, Inc.	5,995	367,194
Denny’s Corp.*(a)	33,350	256,128
Domino’s Pizza, Inc.	1,700	550,919
Hilton Grand Vacations, Inc.*	41,200	649,724
InterContinental Hotels Group PLC (United Kingdom), ADR(a)	25,700	1,083,255
Jack in the Box, Inc.	10,500	368,025
McDonald’s Corp.(a)	5,981	988,958
Noodles & Co.*(a)	50,600	238,326
Oriental Land Co. Ltd. (Japan)	2,674	340,228
Starbucks Corp.	17,501	1,150,516
Texas Roadhouse, Inc.(a)	24,900	1,028,370
Yum China Holdings, Inc. (China)(a)	6,450	274,964
Yum! Brands, Inc.	22,827	1,564,334
		9,881,374
Household Durables — 0.2%
D.R. Horton, Inc.	25,907	880,838
Haier Electronics Group Co. Ltd. (China)	50,000	133,676
Lennar Corp. (Class A Stock)	10,861	414,890
Midea Group Co. Ltd. (China) (Class A Stock)	42,400	288,251
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
NVR, Inc.*	446	$ 1,145,823
Sony Corp. (Japan)	54,131	3,215,123
Taylor Morrison Home Corp.*	40,400	444,400
Tempur Sealy International, Inc.*	4,730	206,749
Toll Brothers, Inc.	16,869	324,728
TopBuild Corp.*	2,600	186,264
		7,240,742
Household Products — 0.4%
C&S Paper Co. Ltd. (China) (Class A Stock)	26,900	64,063
Central Garden & Pet Co. (Class A Stock)*	19,300	493,501
Colgate-Palmolive Co.	40,538	2,690,102
Energizer Holdings, Inc.(a)	12,900	390,225
Kimberly-Clark Corp.	11,581	1,480,862
Procter & Gamble Co. (The)	58,461	6,430,710
		11,549,463
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.	25,666	409,629
Industrial Conglomerates — 0.3%
3M Co.	3,166	432,191
Honeywell International, Inc.	9,929	1,328,401
Jardine Matheson Holdings Ltd. (Hong Kong)	6,900	349,788
Jardine Strategic Holdings Ltd. (Hong Kong)	10,006	219,862
Rheinmetall AG (Germany)	24,700	1,741,554
Roper Technologies, Inc.	1,397	435,599
Siemens AG (Germany)	49,300	4,194,702
		8,702,097
Insurance — 2.1%
Aflac, Inc.	61,190	2,095,146
AIA Group Ltd. (Hong Kong)	802,227	7,226,101
Allianz SE (Germany)	4,256	733,172
Allstate Corp. (The)	12,592	1,155,064
American International Group, Inc.	12,015	291,364
Assicurazioni Generali SpA (Italy)	106,500	1,453,440
Assurant, Inc.	16,065	1,672,206
Athene Holding Ltd. (Class A Stock)*	13,587	337,229
Aviva PLC (United Kingdom)	569,968	1,877,594
AXA SA (France)	215,668	3,718,580
Axis Capital Holdings Ltd.	12,300	475,395
Beazley PLC (United Kingdom)	84,700	409,400
Brown & Brown, Inc.	25,181	912,056
China Life Insurance Co. Ltd. (China) (Class H Stock)	107,000	209,950
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	47,000	141,861
Chubb Ltd.	6,445	719,842
Direct Line Insurance Group PLC (United Kingdom)	59,555	218,119
Globe Life, Inc.	3,340	240,380
Hannover Rueck SE (Germany)	20,584	2,961,766
Hanover Insurance Group, Inc. (The)	2,500	226,450

A6

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	42,307	$ 1,490,899
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	15,405	285,464
James River Group Holdings Ltd.	17,500	634,200
Kemper Corp.(a)	8,400	624,708
Marsh & McLennan Cos., Inc.	40,223	3,477,681
MetLife, Inc.	13,767	420,857
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,649	2,340,764
National Western Life Group, Inc. (Class A Stock)	1,200	206,400
NN Group NV (Netherlands)	23,900	638,314
Old Republic International Corp.	26,260	400,465
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	77,900	763,238
Principal Financial Group, Inc.	13,181	413,093
Prudential PLC (United Kingdom)	126,566	1,605,984
Reinsurance Group of America, Inc.	15,639	1,315,866
RenaissanceRe Holdings Ltd. (Bermuda)	5,763	860,531
RSA Insurance Group PLC (United Kingdom)	254,685	1,321,537
Sampo OYJ (Finland) (Class A Stock)	41,100	1,202,166
Sony Financial Holdings, Inc. (Japan)	98,000	1,657,625
Swiss Life Holding AG (Switzerland)	3,450	1,173,218
Swiss Re AG (Switzerland)	2,404	185,097
Tokio Marine Holdings, Inc. (Japan)	79,643	3,657,233
Travelers Cos., Inc. (The)	26,753	2,657,911
Unum Group	490	7,355
White Mountains Insurance Group Ltd.	436	396,760
Willis Towers Watson PLC	4,735	804,240
Zurich Insurance Group AG (Switzerland)	16,419	5,795,145
		61,411,866
Interactive Media & Services — 0.6%
Adevinta ASA (France)*	91,097	812,044
Alphabet, Inc. (Class A Stock)*	5,280	6,135,096
Auto Trader Group PLC (United Kingdom), 144A	65,191	352,571
Baidu, Inc. (China), ADR*	2,600	262,054
Facebook, Inc. (Class A Stock)*	38,372	6,400,450
Kakaku.com, Inc. (Japan)	29,939	549,972
Match Group, Inc.*(a)	6,147	405,948
Rightmove PLC (United Kingdom)	155,800	938,734
Tencent Holdings Ltd. (China)	54,700	2,691,754
Yandex NV (Russia) (Class A Stock)*	12,270	417,793
		18,966,416
Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China)*	8,700	204,120
Alibaba Group Holding Ltd. (China), ADR*	31,900	6,203,912
Amazon.com, Inc.*	2,494	4,862,602
Duluth Holdings, Inc. (Class B Stock)*(a)	27,900	111,879
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
eBay, Inc.	73,553	$ 2,211,003
JD.com, Inc. (China), ADR*	10,930	442,665
Meituan Dianping (China) (Class B Stock)*	40,500	485,728
Naspers Ltd. (South Africa) (Class N Stock)	11,794	1,675,603
Pinduoduo, Inc. (China), ADR*(a)	7,660	275,990
Prosus NV (China)*	15,600	1,086,511
ZOZO, Inc. (Japan)	30,548	409,089
		17,969,102
IT Services — 1.8%
Accenture PLC (Class A Stock)	10,457	1,707,210
Adyen NV (Netherlands), 144A*	681	578,681
Alliance Data Systems Corp.	5,376	180,902
Alten SA (France)	5,400	386,096
Amadeus IT Group SA (Spain)	55,136	2,618,694
Atos SE (France)	22,776	1,534,368
Automatic Data Processing, Inc.	2,811	384,207
Black Knight, Inc.*	42,388	2,461,047
Booz Allen Hamilton Holding Corp.	9,840	675,418
CACI International, Inc. (Class A Stock)*	2,042	431,168
Capgemini SE (France)	15,550	1,306,651
Edenred (France)	70,225	2,945,980
ExlService Holdings, Inc.*	20,600	1,071,818
Fidelity National Information Services, Inc.	3,149	383,044
Fiserv, Inc.*	20,975	1,992,415
FleetCor Technologies, Inc.*	1,892	352,934
Fujitsu Ltd. (Japan)	20,085	1,822,115
Genpact Ltd.	42,587	1,243,540
Global Payments, Inc.	4,055	584,853
Infosys Ltd. (India)	11,854	99,311
International Business Machines Corp.	2,034	225,632
Jack Henry & Associates, Inc.(a)	5,939	921,970
KBR, Inc.	27,300	564,564
Leidos Holdings, Inc.	4,654	426,539
Mastercard, Inc. (Class A Stock)	25,782	6,227,900
MAXIMUS, Inc.	12,700	739,140
Network International Holdings PLC (United Arab Emirates), 144A*	98,100	476,871
Nomura Research Institute Ltd. (Japan)	18,652	395,205
Obic Co. Ltd. (Japan)	20,900	2,745,698
Paychex, Inc.	6,985	439,496
PayPal Holdings, Inc.*	27,408	2,624,042
VeriSign, Inc.*	2,491	448,604
Verra Mobility Corp.*	74,200	529,788
Virtusa Corp.*	26,420	750,328
Visa, Inc. (Class A Stock)(a)	68,732	11,074,100
WNS Holdings Ltd. (India), ADR*	18,800	808,024
Worldline SA (France), 144A*	15,580	910,424
		53,068,777
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	6,099	295,930
Brunswick Corp.	52,794	1,867,324

A7

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Mattel, Inc.*(a)	62,700	$ 552,387
		2,715,641
Life Sciences Tools & Services — 0.2%
Accelerate Diagnostics, Inc.*(a)	63,600	529,788
Bruker Corp.(a)	20,768	744,741
Lonza Group AG (Switzerland)*	1,681	698,203
QIAGEN NV*	8,084	336,294
Quanterix Corp.*	22,900	420,673
Thermo Fisher Scientific, Inc.	8,506	2,412,302
		5,142,001
Machinery — 1.0%
Airtac International Group (Taiwan)	18,000	268,643
Allison Transmission Holdings, Inc.(a)	12,380	403,712
Atlas Copco AB (Sweden) (Class A Stock)	135,201	4,528,854
Columbus McKinnon Corp.	38,900	972,500
Douglas Dynamics, Inc.	28,200	1,001,382
Epiroc AB (Sweden) (Class A Stock)	151,700	1,494,420
FANUC Corp. (Japan)	26,600	3,585,567
Federal Signal Corp.	32,700	892,056
Hiwin Technologies Corp. (Taiwan)	36,130	237,861
IDEX Corp.	2,835	391,542
Interpump Group SpA (Italy)	44,800	1,084,821
ITT, Inc.	26,800	1,215,648
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	17,500	151,356
John Bean Technologies Corp.(a)	9,300	690,711
Kennametal, Inc.	8,800	163,856
Kone OYJ (Finland) (Class B Stock)	38,539	2,188,841
Meritor, Inc.*(a)	37,900	502,175
MINEBEA MITSUMI, Inc. (Japan)	146,300	2,173,412
MISUMI Group, Inc. (Japan)	112,100	2,438,730
Nabtesco Corp. (Japan)	21,500	494,068
OSG Corp. (Japan)	41,800	558,577
PACCAR, Inc.	3,608	220,557
Schindler Holding AG (Switzerland)	1,120	235,942
Schindler Holding AG (Switzerland), (Part. Cert.)	14,573	3,184,321
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	60,800	220,472
SMC Corp. (Japan)	1,096	460,819
Sumitomo Heavy Industries Ltd. (Japan)	17,442	312,626
Welbilt, Inc.*	80,600	413,478
		30,486,947
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,092	972,325
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	7,521	3,281,487
Comcast Corp. (Class A Stock)	70,557	2,425,750
Informa PLC (United Kingdom)	180,698	982,293
Interpublic Group of Cos., Inc. (The)	11,407	184,679
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	4,539	$ 502,558
Nexstar Media Group, Inc. (Class A Stock)(a)	7,100	409,883
Schibsted ASA (Norway) (Class B Stock)	46,900	835,903
ViacomCBS, Inc. (Class B Stock)	12,352	173,052
WPP PLC (United Kingdom)	32,491	221,121
		9,016,726
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)	17,434	695,973
Alrosa PJSC (Russia)	195,580	155,488
Anglo American PLC (South Africa)	146,405	2,566,506
AngloGold Ashanti Ltd. (South Africa)	18,327	315,325
Barrick Gold Corp. (Canada)	28,180	517,825
BHP Group PLC (Australia)	361,056	5,586,114
Carpenter Technology Corp.	23,900	466,050
Commercial Metals Co.	64,500	1,018,455
Ferroglobe PLC*^	44,100	—
Franco-Nevada Corp. (Canada)	9,707	969,872
Glencore PLC (Switzerland)*	836,381	1,266,463
Impala Platinum Holdings Ltd. (South Africa)	64,580	272,205
Kaiser Aluminum Corp.	5,890	408,059
Kirkland Lake Gold Ltd. (Canada)	31,768	935,681
MMC Norilsk Nickel PJSC (Russia), ADR	15,615	385,724
Newmont Corp.(a)	39,299	1,779,459
POSCO (South Korea)	2,436	318,787
Rio Tinto PLC (Australia)	23,055	1,054,969
Teck Resources Ltd. (Canada) (Class B Stock)	37,194	282,001
Vale SA (Brazil), ADR	25,714	213,169
Wheaton Precious Metals Corp. (Canada)	36,423	1,002,390
		20,210,515
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Chimera Investment Corp.	15,281	139,057
New Residential Investment Corp.	17,873	89,544
Redwood Trust, Inc.	42,900	217,074
Starwood Property Trust, Inc.	12,278	125,849
		571,524
Multiline Retail — 0.1%
Dollar General Corp.	11,872	1,792,791
Dollar Tree, Inc.*	4,162	305,782
Marui Group Co. Ltd. (Japan)	14,947	249,474
Pan Pacific International Holdings Corp. (Japan)	26,938	509,804
		2,857,851
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp. (Canada), (NYSE)	96,900	1,298,460

A8

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Algonquin Power & Utilities Corp. (Canada), (XTSE)	70,392	$ 947,864
Ameren Corp.(a)	6,415	467,204
CenterPoint Energy, Inc.	10,305	159,212
CMS Energy Corp.	10,684	627,685
Dominion Energy, Inc.	33,528	2,420,386
National Grid PLC (United Kingdom)	23,838	278,850
Public Service Enterprise Group, Inc.	12,864	577,722
RWE AG (Germany)	19,676	515,883
Sempra Energy	10,850	1,225,942
		8,519,208
Oil, Gas & Consumable Fuels — 0.9%
Ardmore Shipping Corp. (Ireland)	60,428	317,247
BP PLC (United Kingdom)	1,456,960	6,078,644
Brigham Minerals, Inc. (Class A Stock)	30,900	255,543
Centennial Resource Development, Inc. (Class A Stock)*	67,800	17,831
Chevron Corp.	7,034	509,684
CNOOC Ltd. (China)	235,000	250,733
ConocoPhillips	36,288	1,117,670
DHT Holdings, Inc.	18,300	140,361
EQT Corp.	51,182	361,857
Galp Energia SGPS SA (Portugal)	94,700	1,078,007
Idemitsu Kosan Co. Ltd. (Japan)	75,545	1,720,094
JXTG Holdings, Inc. (Japan)	104,118	354,271
Kinder Morgan, Inc.	16,120	224,390
LUKOIL PJSC (Russia)	6,552	383,014
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	60,000	240,000
Marathon Petroleum Corp.	45,555	1,076,009
Novatek PJSC (Russia), GDR	1,754	201,218
Occidental Petroleum Corp.	7,496	86,804
Petroleo Brasileiro SA (Brazil)	139,400	380,687
Phillips 66	20,059	1,076,165
PrairieSky Royalty Ltd. (Canada)	33,320	175,917
Reliance Industries Ltd. (India)	59,963	885,856
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	73,300	2,393,978
Suncor Energy, Inc. (Canada)	13,024	207,858
TOTAL SA (France)	167,929	6,427,295
Williams Cos., Inc. (The)	15,541	219,905
		26,181,038
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	52,700	363,801
UPM-Kymmene OYJ (Finland)	8,369	229,378
		593,179
Personal Products — 0.2%
Herbalife Nutrition Ltd.*	14,092	410,923
Kao Corp. (Japan)	31,864	2,608,438
Natura & Co. Holding SA (Brazil)	20,700	103,538
Unilever NV (United Kingdom)	20,729	1,021,006
Unilever PLC (United Kingdom)	26,492	1,337,388
		5,481,293
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.8%
Allergan PLC	2,441	$ 432,301
Arvinas, Inc.*	4,500	181,350
Astellas Pharma, Inc. (Japan)	19,703	305,266
AstraZeneca PLC (United Kingdom)	41,438	3,723,881
AstraZeneca PLC (United Kingdom), ADR	62,658	2,798,306
Bayer AG (Germany)	60,317	3,489,553
Bristol-Myers Squibb Co.	38,963	2,171,798
Chugai Pharmaceutical Co. Ltd. (Japan)	3,624	420,567
Daiichi Sankyo Co. Ltd. (Japan)	6,943	476,965
Eli Lilly & Co.	12,678	1,758,692
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	70,000	235,092
Jazz Pharmaceuticals PLC*	6,509	649,208
Johnson & Johnson	13,400	1,757,142
Merck & Co., Inc.	14,172	1,090,394
Novartis AG (Switzerland)	81,060	6,672,819
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	5,300	765,002
Recordati SpA (Italy)	10,110	428,176
Roche Holding AG (Switzerland)	40,186	13,015,307
Sanofi (France)	81,785	7,136,202
Shionogi & Co. Ltd. (Japan)	15,777	777,360
Takeda Pharmaceutical Co. Ltd. (Japan)	98,800	3,007,030
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	10,500	126,301
Zoetis, Inc.	8,094	952,583
		52,371,295
Professional Services — 0.5%
CBIZ, Inc.*	48,260	1,009,599
CRA International, Inc.	21,711	725,365
Equifax, Inc.	5,400	645,030
Experian PLC (United Kingdom)	130,276	3,600,888
FTI Consulting, Inc.*(a)	6,500	778,505
ICF International, Inc.	9,300	638,910
Recruit Holdings Co. Ltd. (Japan)	146,125	3,798,900
RELX PLC (United Kingdom)	20,302	435,199
SGS SA (Switzerland)	191	444,355
Teleperformance (France)	9,900	2,066,032
TransUnion	6,057	400,852
Verisk Analytics, Inc.	2,939	409,638
		14,953,273
Real Estate Management & Development — 0.4%
Ayala Land, Inc. (Philippines)	766,400	452,682
China Overseas Land & Investment Ltd. (China)	114,000	352,619
CK Asset Holdings Ltd. (Hong Kong)	118,004	666,023
Henderson Land Development Co. Ltd. (Hong Kong)	160,821	609,745
Hongkong Land Holdings Ltd. (Hong Kong)	86,958	326,283
Jones Lang LaSalle, Inc.(a)	5,800	585,684
Kerry Properties Ltd. (Hong Kong)	65,352	171,579
Lendlease Group (Australia)	24,725	156,709

A9

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Longfor Group Holdings Ltd. (China), 144A	51,500	$ 251,107
Mitsubishi Estate Co. Ltd. (Japan)	76,600	1,132,122
Mitsui Fudosan Co. Ltd. (Japan)	57,300	991,718
Sino Land Co. Ltd. (Hong Kong)	334,423	421,964
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	54,318	347,997
Vonovia SE (Germany)	110,999	5,481,817
		11,948,049
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	9,300	727,122
Canadian Pacific Railway Ltd. (Canada)	6,600	1,456,427
East Japan Railway Co. (Japan)	4,260	322,893
Kansas City Southern	3,404	432,921
Landstar System, Inc.	5,116	490,420
Marten Transport Ltd.	31,900	654,588
Rumo SA (Brazil)*	104,700	396,546
Schneider National, Inc. (Class B Stock)	21,827	422,134
		4,903,051
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Energy Industries, Inc.*	16,300	790,387
Analog Devices, Inc.	2,864	256,758
Applied Materials, Inc.	60,778	2,784,848
ASML Holding NV (Netherlands)	32,175	8,529,331
Broadcom, Inc.	888	210,545
Brooks Automation, Inc.	13,900	423,950
Cabot Microelectronics Corp.(a)	8,300	947,362
Enphase Energy, Inc.*(a)	22,800	736,212
Entegris, Inc.	9,600	429,792
FormFactor, Inc.*	27,500	552,475
Infineon Technologies AG (Germany)	78,400	1,128,477
Inphi Corp.*	14,500	1,147,965
KLA Corp.	7,251	1,042,259
Lam Research Corp.	15,166	3,639,840
Marvell Technology Group Ltd.	23,200	525,016
MediaTek, Inc. (Taiwan)	27,000	292,153
Micron Technology, Inc.*	44,641	1,877,600
NVIDIA Corp.	3,981	1,049,392
NXP Semiconductors NV (Netherlands)	1,474	122,239
ON Semiconductor Corp.*	25,527	317,556
QUALCOMM, Inc.	32,615	2,206,405
Realtek Semiconductor Corp. (Taiwan)	38,000	272,812
Semtech Corp.*	16,000	600,000
SK Hynix, Inc. (South Korea)	14,792	1,000,928
Skyworks Solutions, Inc.	5,145	459,860
SMART Global Holdings, Inc.*	9,500	230,850
SolarEdge Technologies, Inc.*(a)	6,000	491,280
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	455,000	4,119,561
Tokyo Electron Ltd. (Japan)	9,930	1,865,781
Xilinx, Inc.	5,477	426,877
		38,478,511
	Shares	Value
Common Stocks (continued)
Software — 1.6%
2U, Inc.*(a)	13,800	$ 292,836
Adobe, Inc.*	13,568	4,317,880
ANSYS, Inc.*	1,868	434,254
Aspen Technology, Inc.*	13,832	1,315,008
Atlassian Corp. PLC (Class A Stock)*	6,000	823,560
Autodesk, Inc.*	5,100	796,110
Cadence Design Systems, Inc.*	11,167	737,469
Citrix Systems, Inc.	10,468	1,481,746
Constellation Software, Inc. (Canada)	681	618,925
Cornerstone OnDemand, Inc.*	19,500	619,125
Coupa Software, Inc.*(a)	3,281	458,454
Everbridge, Inc.*	9,000	957,240
LivePerson, Inc.*(a)	30,100	684,775
Microsoft Corp.	67,904	10,709,140
Mimecast Ltd.*(a)	17,600	621,280
Nice Ltd. (Israel)*	1,673	246,398
NortonLifeLock, Inc.	32,423	606,634
Oracle Corp.	25,614	1,237,925
Oracle Corp. (Japan)	28,463	2,482,063
Paycom Software, Inc.*	1,921	388,061
Paylocity Holding Corp.*(a)	4,100	362,112
Pegasystems, Inc.(a)	4,500	320,535
PROS Holdings, Inc.*	8,600	266,858
RingCentral, Inc. (Class A Stock)*	1,990	421,701
SailPoint Technologies Holding, Inc.*	60,700	923,854
salesforce.com, Inc.*	21,143	3,044,169
SAP SE (Germany)	79,430	8,832,631
Synopsys, Inc.*	3,404	438,401
Temenos AG (Switzerland)*	8,300	1,076,832
Varonis Systems, Inc.*	18,500	1,177,895
VMware, Inc. (Class A Stock)*	1,770	214,347
Workday, Inc. (Class A Stock)*	12,465	1,623,192
		48,531,410
Specialty Retail — 0.5%
Burlington Stores, Inc.*	7,752	1,228,382
Children’s Place, Inc. (The)(a)	13,500	264,060
Designer Brands, Inc. (Class A Stock)(a)	37,600	187,248
Dick’s Sporting Goods, Inc.	26,900	571,894
Home Depot, Inc. (The)	3,249	606,621
Industria de Diseno Textil SA (Spain)	16,600	429,496
JD Sports Fashion PLC (United Kingdom)	53,322	302,473
Murphy USA, Inc.*(a)	5,100	430,236
Nitori Holdings Co. Ltd. (Japan)	3,691	499,622
O’Reilly Automotive, Inc.*	2,463	741,486
Ross Stores, Inc.	39,431	3,429,314
TJX Cos., Inc. (The)	50,249	2,402,405
Urban Outfitters, Inc.*	23,787	338,727
USS Co. Ltd. (Japan)	140,688	1,939,966
		13,371,930
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	46,804	11,901,789
HP, Inc.	27,892	484,205
Pure Storage, Inc. (Class A Stock)*	37,400	460,020

A10

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	97,440	$ 3,785,790
Xerox Holdings Corp.	23,741	449,654
		17,081,458
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	2,728	613,601
ANTA Sports Products Ltd. (China)	51,000	372,203
Burberry Group PLC (United Kingdom)	9,307	151,324
Carter’s, Inc.(a)	10,800	709,884
G-III Apparel Group Ltd.*	36,700	282,590
Hermes International (France)	640	441,412
Kering SA (France)	861	449,324
LVMH Moet Hennessy Louis Vuitton SE (France)	16,114	5,979,710
Moncler SpA (Italy)	2,720	106,425
NIKE, Inc. (Class B Stock)	5,099	421,891
Oxford Industries, Inc.(a)	13,000	471,380
Puma SE (Germany)	5,324	316,517
Shenzhou International Group Holdings Ltd. (China)	18,000	190,848
Steven Madden Ltd.(a)	41,355	960,677
Tapestry, Inc.	11,416	147,837
VF Corp.	27,970	1,512,618
Wolverine World Wide, Inc.	38,000	577,600
		13,705,841
Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	59,500	580,125
Essent Group Ltd.	82,338	2,168,783
Housing Development Finance Corp. Ltd. (India)	108,418	2,329,975
MGIC Investment Corp.	108,000	685,800
PB Bancorp, Inc.	25,300	376,970
Western New England Bancorp, Inc.	22,500	152,100
		6,293,753
Tobacco — 0.3%
Altria Group, Inc.	107,687	4,164,256
Imperial Brands PLC (United Kingdom)	108,995	2,015,455
Philip Morris International, Inc.	20,506	1,496,118
Swedish Match AB (Sweden)	11,746	669,785
		8,345,614
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*(a)	61,413	1,399,602
Applied Industrial Technologies, Inc.	26,500	1,211,580
Fastenal Co.	15,186	474,562
HD Supply Holdings, Inc.*	28,957	823,248
ITOCHU Corp. (Japan)	233,951	4,831,340
MonotaRO Co. Ltd. (Japan)	15,279	404,604
MSC Industrial Direct Co., Inc. (Class A Stock)	4,007	220,265
Rush Enterprises, Inc. (Class A Stock)	12,600	402,192
		9,767,393
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure — 0.1%
Auckland International Airport Ltd. (New Zealand)	177,100	$ 521,276
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	30,900	104,570
Kamigumi Co. Ltd. (Japan)	12,157	205,714
SATS Ltd. (Singapore)	74,027	164,330
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	49,300	419,877
		1,415,767
Water Utilities — 0.0%
American Water Works Co., Inc.	3,656	437,111
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	7,170	84,463
Bharti Airtel Ltd. (India)*	57,438	334,351
China Mobile Ltd. (China)	24,000	179,602
Safaricom PLC (Kenya)	7,401,100	1,865,102
SoftBank Group Corp. (Japan)	37,200	1,325,560
T-Mobile US, Inc.*	37,178	3,119,234
		6,908,312

Total Common Stocks (cost $1,084,512,904)		989,659,821
Exchange-Traded Fund — 0.0%
iShares MSCI Emerging Markets ETF(a)	43,800	1,494,894
(cost $1,859,469)
Preferred Stocks — 0.1%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	45,500	151,839
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	71,149	2,980,498
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	46,248	185,843
Itau Unibanco Holding SA (Brazil) (PRFC)	59,248	264,763
		450,606

Total Preferred Stocks (cost $5,064,826)		3,582,943

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.6%
Automobiles — 0.0%
Hertz Fleet Lease Funding LP,
Series 2017-01, Class A1, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.513%(c)	04/10/31	321	319,979

A11

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.2%
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	383	$ 371,346
Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	1,110	1,037,076
Consumer Loan Underlying Bond (CLUB) Credit Trust,
Series 2019-P02, Class A, 144A
2.470%	10/15/26	832	783,870
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P03, Class A, 144A
3.820%	01/15/26	1,438	1,396,916
Series 2019-P01, Class A, 144A
2.940%	07/15/26	509	492,189
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	725	699,280
Series 2020-01A, Class A, 144A
2.240%	03/15/30	551	533,810
Prosper Marketplace Issuance Trust,
Series 2018-02A, Class A, 144A
3.350%	10/15/24	74	73,615
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	860	825,202
Upgrade Receivables Trust,
Series 2018-01A, Class A, 144A
3.760%	11/15/24	263	260,112
			6,473,416
Home Equity Loans — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
1.307%(c)	10/25/35	375	371,649
Other — 0.3%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	1,001	754,174
Series 2019-02, Class A, 144A
3.376%	10/16/39	964	728,854
Series 2020-01A, Class A, 144A
3.351%	01/16/40	724	518,825
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	1,042	728,749
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	1,083	1,046,141
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	721	504,456
Nationstar HECM Loan Trust,
Series 2018-02A, Class A, 144A
3.188%(cc)	07/25/28	368	367,421
Series 2018-03A, Class A, 144A
3.555%(cc)	11/25/28	297	295,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	521	$ 515,921
Sapphire Aviation Finance II Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A
3.228%	03/15/40	1,438	930,422
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%(ff)	05/17/32	653	486,973
Thunderbolt III Aircraft Lease Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.671%	11/15/39	1,171	819,285
Verizon Owner Trust,
Series 2019-C, Class C
2.160%	04/22/24	1,100	1,054,956
Series 2020-A, Class C
2.060%	07/22/24	1,280	1,195,622
			9,947,054
Residential Mortgage-Backed Securities — 0.1%
Towd Point Mortgage Trust,
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	455	454,354
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	1,172	1,202,376
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	418	429,562
			2,086,292

Total Asset-Backed Securities (cost $21,842,915)			19,198,390
Bank Loans — 1.5%
Advertising — 0.0%
AppLovin Corp.,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	08/15/25	—(r )	34
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
2.516%(c)	02/05/27^	125	119,375
Red Ventures LLC,
Term B-2, 1 Month LIBOR + 2.500%
3.489%(c)	11/08/24	140	115,170
Terrier Media Buyer, Inc.,
Term Loan, 3 Month LIBOR + 4.250%
5.700%(c)	12/17/26	299	255,111
			489,690
Aerospace & Defense — 0.0%
AI Convoy Luxembourg Sarl (Luxembourg),
Facility B USD, 3 Month LIBOR + 3.500%
5.340%(c)	01/18/27	85	78,625
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%
4.950%(c)	04/06/26	110	84,375
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%
4.950%(c)	04/06/26	59	45,363

A12

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	12/09/25	488	$ 450,400
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.750%
5.473%(c)	04/30/25	154	115,555
			774,318
Airlines — 0.0%
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/11/26	140	103,806
Auto Manufacturers — 0.0%
CTOS LLC,
Term Loan B, 1 Month LIBOR + 4.250%
5.000%(c)	04/18/25	83	70,082
Biotechnology — 0.0%
Aldevron LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
5.700%(c)	10/12/26^	170	158,950
Building Materials — 0.0%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	10/01/26	125	112,530
Ingersoll-Rand Services Co.,
Term Loan,
—%(p)	02/28/27	125	116,250
			228,780
Chemicals — 0.1%
Chemours Co. (The),
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
2.740%(c)	04/03/25	123	109,298
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
3.205%(c)	05/07/25^	172	120,356
Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%
5.410%(c)	07/01/26^	60	50,022
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.863%(c)	10/01/25^	241	217,047
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%
4.938%(c)	10/14/24	222	180,649
SCIH Salt Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 4.500%
5.241%(c)	03/03/27	125	108,438
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%
3.970%(c)	09/23/24	105	92,754
WR Grace & Co-Conn,
Term B1 Loan, 3 Month LIBOR + 1.750%
3.695%(c)	04/03/25	27	23,225
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Chemicals (cont’d.)
Term B-2 Loan, 3 Month LIBOR + 1.750%
3.200%(c)	04/03/25	47	$ 39,815
			941,604
Coal — 0.0%
Murray Energy Corp.,
Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%
9.354%(c)	10/17/22	208	20,070
9.354%	10/17/22	70	60,908
			80,978
Commercial Services — 0.1%
Amentum Government Services Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	01/31/27^	105	97,650
AVSC Holding Corp.,
First Lien 2019 Incremental Term Loan, 3 Month LIBOR + 4.500%
6.204%(c)	10/15/26^	125	74,812
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.313%(c)	08/15/25^	123	116,058
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
4.740%(c)	02/09/26^	59	46,926
Coinamatic Canada, Inc.,
First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22^	26	21,600
Second Lien Initial Canadian Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23^	5	4,330
Creative Artists Agency LLC,
Incremental Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	11/27/26	125	109,102
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.093%(c)	11/14/22	309	272,423
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
5.513%(c)	08/01/26	75	68,904
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
4.200%(c)	12/22/23^	34	28,984
Financial & Risk Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	10/01/25	420	401,916
Fleet US Bidco, Inc.,
Facility B Loan, 6 Month LIBOR + 3.250%
4.322%(c)	10/07/26^	45	40,298
Fly Funding II Sarl (Ireland),
Term Loan B, 3 Month LIBOR + 1.750%
3.480%(c)	08/11/25	176	150,162
Hertz Corp. (The),
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.360%(c)	06/30/23	120	84,351
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
5.200%(c)	02/21/25	432	313,952

A13

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Learning Care Group US No 2, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.250%
4.841%(c)	03/13/25	83	$ 65,807
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	02/27/25^	395	373,858
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	55	49,225
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
10.450%(c)	11/26/21^	100	30,000
Sabert Corp.,
Initial Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	12/10/26^	125	115,000
Sotheby’s,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	01/15/27^	116	90,197
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
6.873%(c)	03/09/23	122	78,808
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22^	124	102,952
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23^	30	24,720
WaterBridge Midstream Operating LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 5.750%
6.750%(c)	06/22/26^	124	67,162
WEX, Inc.,
Term Loan B-3, 1 Month LIBOR + 2.250%
3.239%(c)	05/15/26	15	12,572
			2,841,769
Computers — 0.0%
Avast Software BV,
2018 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.250%
3.700%(c)	09/29/23	54	48,866
Datto, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	04/02/26	50	42,367
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
6.463%(c)	11/03/23	172	104,919
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.441%(c)	09/29/25	54	50,522
Term B USD Loan, 1 Month LIBOR + 3.750%
4.691%(c)	09/30/24	270	248,902
			495,576
Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%
4.495%(c)	06/11/26^	16	14,370
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	06/11/26^	104	91,439
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Distribution/Wholesale (cont’d.)
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 5.250%
6.250%(c)	12/01/22^	125	$ 112,500
IAA, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.250%(c)	06/29/26	121	114,286
			332,595
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.523%(c)	01/15/25	176	155,789
Blucora, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 3.000%
4.450%(c)	05/22/24^	88	79,373
Citadel Securities LP,
Term B Facility, 1 Month LIBOR + 2.750%
3.739%(c)	02/27/26^	247	215,329
Deerfield Dakota Holding LLC,
Term Loan,
—%(p)	03/06/27^	125	105,000
RPI 2019 Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	02/05/27	399	365,750
Russell Investments US Institutional Holdco, Inc.,
Term Loan, 6 Month LIBOR + 2.750%
3.822%(c)	06/01/23	121	110,423
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.005%(c)	03/01/26	306	278,063
			1,309,727
Electric — 0.0%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
4.620%(c)	11/28/24^	117	105,373
Granite Generation LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.750%
4.975%(c)	11/09/26	75	63,965
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
6.950%(c)	11/13/21	92	68,079
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
5.460%(c)	12/03/25^	73	61,912
Pike Corp.,
2019 New Term Loans, 1 Month LIBOR + 3.250%
4.240%(c)	07/24/26	110	101,340
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 1.750%
2.613%(c)	12/31/25	347	329,517
			730,186
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.489%(c)	09/24/26^	120	100,296

A14

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Electronics (cont’d.)
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
4.081%(c)	09/30/24^	218	$ 203,034
			303,330
Energy-Alternate Sources — 0.0%
Natgasoline LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.438%(c)	11/14/25^	104	89,171
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	12/09/21^	186	167,585
			256,756
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.984%(c)	06/21/24	122	97,250
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	02/03/25^	93	79,360
Hamilton HoldCo LLC (Australia),
Term Loan B, 3 Month LIBOR + 2.000%
3.460%(c)	01/04/27^	124	115,083
VM Consolidated, Inc.,
Term Loan B-1, 1 Month LIBOR + 3.250%
4.239%(c)	02/28/25^	178	158,334
			450,027
Entertainment — 0.1%
Allen Media LLC,
Initial Term Loan, 3 Month LIBOR + 5.500%
7.231%(c)	02/10/27^	250	215,000
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	330	291,260
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 6 Month LIBOR + 3.000%
4.080%(c)	04/22/26	124	91,059
AP Gaming I LLC,
Incremental Term B Loan (First Lien), 3 Month LIBOR + 3.500%
4.950%(c)	02/15/24	29	22,544
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
3.577%(c)	10/19/24	117	104,801
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 6 Month LIBOR + 2.250%
3.322%(c)	02/28/25	200	129,509
Second Amendment Dollar Tranche Term Loan, 6 Month LIBOR + 2.500%
3.572%(c)	09/30/26	124	79,351
Eldorado Resorts, Inc.,
Initial Term Loan, 6 Month LIBOR + 2.250%
3.250%(c)	04/17/24^	99	96,452
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
3.960%(c)	10/21/24^	130	97,706
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
GVC Holdings PLC (United Kingdom),
Facility B-3, 6 Month LIBOR + 2.250%
3.308%(c)	03/29/24	113	$ 91,287
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
3.489%(c)	05/29/26	70	55,155
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
3.239%(c)	10/15/25	99	73,915
Playtika Holding Corp.,
Term B Loan, 6 Month LIBOR + 6.000%
7.072%(c)	12/10/24	247	229,182
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.159%(c)	08/14/24	58	46,839
SMG US Midco 2, Inc.,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.500%
3.429%(c)	01/23/25^	74	54,295
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
4.950%(c)	07/10/25	307	290,075
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	04/29/26^	50	43,165
			2,011,595
Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.894%(c)	11/10/23	122	121,114
Environmental Resources Management, Inc.,
First Lien Initial Term B-1 Loan, 3 Month LIBOR + 3.750%
5.200%(c)	07/10/26	124	107,728
			228,842
Food Service — 0.0%
Agro Merchants Intermediate Holdings LP (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
5.200%(c)	12/06/24^	83	69,007
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	03/11/25	233	215,678
			284,685
Foods — 0.1%
Bellring Brands LLC,
Term B Loan, 1 Month LIBOR + 5.000%
6.000%(c)	10/21/24^	89	83,098
BI-LO LLC,
Initial Term Loan, 3 Month LIBOR + 8.000%
9.571%(c)	05/31/24	296	239,355
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
4.500%(c)	10/10/23	298	263,906
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
3.239%(c)	01/29/27^	140	132,650

A15

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods (cont’d.)
JBS USA LUX SA,
New Term Loan, 3 Month LIBOR + 2.000%
3.072%(c)	05/01/26	252	$ 234,959
Sage Borrowco LLC,
First Lien Term B Loan, 1 Month LIBOR + 4.750%
5.739%(c)	06/20/26^	124	112,897
Shearer’s Foods LLC,
Refinancing Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	03/31/22	117	106,555
Term Loan (Second Lien), 1 Month LIBOR + 6.750%
7.750%(c)	06/30/22^	88	81,549
US Foods, Inc.,
Incremental B-2019 Term Loan, 6 Month LIBOR + 2.000%
3.072%(c)	09/13/26	124	114,010
			1,368,979
Forest Products & Paper — 0.0%
Clearwater Paper Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	07/26/26^	75	69,576
Gas — 0.0%
UGI Energy Services LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	08/07/26^	124	104,833
Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
5.284%(c)	02/11/26^	371	345,263
CPI Holdco LLC,
First Lien Closing Date Term Loan, 3 Month LIBOR + 4.250%
5.700%(c)	11/04/26^	30	25,800
			371,063
Healthcare-Services — 0.1%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 5.000%
5.989%(c)	06/21/24^	121	106,094
Catalent Pharma Solutions, Inc.,
Dollar Term B-2 Loan, 1 Month LIBOR + 2.250%
3.239%(c)	05/18/26^	124	119,419
Da Vinci Purchaser Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.872%(c)	01/08/27	85	78,200
DaVita, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	08/12/26	124	117,328
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.353%(c)	11/17/25	176	162,846
MED ParentCo LP,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%
4.889%(c)	08/31/26	8	6,957
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	08/31/26	48	39,650
Second Lien Term Loan, 1 Month LIBOR + 8.250%
9.895%(c)	08/30/27	40	33,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Healthcare-Services (cont’d.)
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
4.000%(c)	06/24/24	143	$ 106,740
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
6.625%(c)	06/26/26	249	220,143
Wink Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
4.450%(c)	12/02/24	122	102,790
			1,093,367
Holding Companies-Diversified — 0.0%
Travelport Finance SARL (Luxembourg),
First Lien Initial Term Loan, 6 Month LIBOR + 5.000%
6.072%(c)	05/29/26	159	102,949
Second Lien Initial Term Loan, 6 Month LIBOR + 9.000%
10.072%(c)	05/28/27	50	30,000
			132,949
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 3 Month LIBOR + 1.750%
3.501%(c)	02/04/27	250	234,063
Insurance — 0.1%
Acrisure LLC,
Term Loan B 2020, 3 Month LIBOR + 3.500%
5.207%(c)	02/15/27	280	232,649
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
3.989%(c)	05/09/25	479	439,039
Amerilife Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
4.612%(c)	03/18/27^	66	53,847
AmWINS Group, Inc.,
Term Loan (First Lien), 1 Month LIBOR + 2.750%
3.758%(c)	01/25/24	270	247,985
AssuredPartners, Inc.,
2020 February Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	02/12/27	95	83,391
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	08/04/22	488	446,300
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	11/03/23^	166	157,750
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
7.489%(c)	08/04/25^	400	368,000
HUB International Ltd.,
2019 Incremental Term Loan, 3 Month LIBOR + 4.000%
5.692%(c)	04/25/25	125	114,713
Initial Term Loan, 2 - 3 Month LIBOR + 2.750%
4.485%(c)	04/25/25	364	339,107
			2,482,781

A16

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet — 0.1%
Anastasia Parent LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
5.200%(c)	08/11/25	123	$ 71,207
Ancestry.com Operations, Inc.,
Non Extended Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	10/19/23^	170	145,891
Buzz Merger Sub Ltd. (Bermuda),
Initial Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	01/29/27^	40	36,400
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	02/19/26	49	38,711
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	02/15/24	183	172,926
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
5.072%(c)	11/21/24	122	98,968
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.822%(c)	09/15/24	122	103,853
Rodan & Fields LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 3.500%
5.477%(c)	06/16/25^	44	19,011
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	04/04/25	360	334,272
Web.com Group, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.945%(c)	10/10/25	118	96,717
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.750%
8.945%(c)	10/09/26	37	27,626
			1,145,582
Investment Companies — 0.0%
RPI 2019 Intermediate Finance Trust,
Term Loan,
—%(p)	02/11/25^	148	131,831
RPI Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	02/11/27	287	262,511
			394,342
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	07/31/24	112	98,923
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.000%
6.266%(c)	01/04/26^	74	69,655
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 6 Month LIBOR + 3.000%
4.072%(c)	03/08/24	180	131,315
Initial Loan (Second Lien), 6 Month LIBOR + 7.000%
8.072%(c)	09/06/24	50	34,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Leisure Time (cont’d.)
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.103%(c)	12/16/24	112	$ 86,580
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
4.363%(c)	06/10/22	291	214,300
PlayPower, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.500%
6.950%(c)	05/08/26^	124	108,555
United PF Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.450%(c)	12/30/26	100	69,852
			813,430
Lodging — 0.1%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
2.934%(c)	09/15/23	134	116,386
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
3.739%(c)	12/23/24	720	578,728
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	04/18/24	292	254,142
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
3.603%(c)	11/30/23	123	111,028
Golden Nugget LLC,
First Initial Term Loan, 1 - 3 Month LIBOR + 2.500%
3.592%(c)	10/04/23	436	335,334
Marriott Ownership Resorts, Inc.,
Term Loan B, 1 Month LIBOR + 1.750%
2.739%(c)	08/29/25	109	94,200
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
3.240%(c)	02/08/27	248	205,153
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
2.739%(c)	05/30/25	148	127,188
			1,822,159
Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	08/01/25	293	275,216
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.581%(c)	03/02/27^	200	179,000
			454,216
Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.353%(c)	11/17/25	54	43,721

A17

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Machinery-Diversified (cont’d.)
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
5.331%(c)	10/30/24^	57	$ 46,746
			90,467
Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 2 Month LIBOR + 2.750%
4.412%(c)	07/15/25	122	110,014
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
3.674%(c)	01/31/26	122	110,885
Cable One, Inc.,
Incremental Term B-1 Loan, 1 Month LIBOR + 1.750%
2.740%(c)	05/01/24^	63	61,316
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
5.250%(c)	06/07/23	181	145,217
Charter Communications Operating LLC,
Term Loan B2, 1 Month LIBOR + 1.750%
2.740%(c)	02/01/27	612	585,186
Coral-US Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%
3.239%(c)	01/31/28	255	223,550
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.862%(c)	07/17/25	228	218,521
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
2.862%(c)	01/15/26	173	164,587
September 2019 Term Loan, 1 Month LIBOR + 2.500%
3.112%(c)	04/15/27	125	119,167
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 3.750%
4.822%(c)	03/31/26	124	98,878
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
4.180%(c)	08/24/26^	383	294,968
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
3.489%(c)	11/18/24	143	126,059
EW Scripps Co. (The),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	05/01/26	124	114,472
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	05/01/26	65	54,690
ION Media Networks, Inc.,
Term B-4 Loans, 1 Month LIBOR + 3.000%
4.000%(c)	12/17/24	124	111,316
LCPR Loan Financing LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
5.705%(c)	10/15/26^	105	90,300
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
4.331%(c)	09/18/26	211	196,280
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	02/01/24	352	324,469
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
3.210%(c)	09/30/26	110	$ 99,600
Springer Nature Deutschland GmbH (Germany),
Term Loan B 16, 1 Month LIBOR + 3.500%
5.103%(c)	08/14/24	104	91,191
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
3.205%(c)	01/31/28	250	234,375
			3,575,041
Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Initial Term Loan, 6 Month LIBOR + 4.000%
5.072%(c)	05/31/25	59	45,899
Sabre Industries, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
5.129%(c)	04/15/26	124	111,554
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.250%
3.209%(c)	01/24/27^	125	115,000
			272,453
Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	03/21/25^	81	68,525
Arconic Rolled Products Corp.,
Term Loan,
—%(p)	03/25/27^	70	63,000
			131,525
Miscellaneous Manufacturing — 0.0%
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
5.388%(c)	02/09/23	220	177,005
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
4.950%(c)	12/02/24^	44	38,269
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	03/29/25	123	106,151
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	07/03/24^	97	67,285
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
8.239%(c)	03/08/26^	15	12,750
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.239%(c)	03/10/25	108	89,162
			490,622
Oil & Gas — 0.0%
Apro LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	10/28/26	39	33,361

A18

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas (cont’d.)
California Resources Corp.,
Term Loan (08/16), 3 Month LIBOR + 10.375%
11.988%(c)	12/31/21	215	$ 9,316
Term Loan (11/17), 3 Month LIBOR + 4.750%
6.363%(c)	12/31/22	275	74,250
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	08/01/23^	70	55,023
CITGO Petroleum Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
5.500%(c)	07/29/21^	242	220,227
Delek US Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	03/31/25	122	87,591
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
6.989%(c)	03/01/24^	225	33,750
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
6.797%(c)	08/25/23	90	44,393
			557,911
Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 - 3 Month LIBOR + 2.750%
3.978%(c)	12/07/23	120	65,189
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
4.525%(c)	11/07/25	226	194,451
Berry Global, Inc.,
Term Y Loan, 3 Month LIBOR + 2.000%
2.863%(c)	07/01/26	124	115,750
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.084%(c)	04/03/24	122	98,769
Charter NEX US, Inc.,
Incremental Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	05/16/24	39	33,252
Term Loan,
—%(p)	05/16/24	121	102,795
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
4.745%(c)	12/29/23	269	235,543
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	07/24/26^	125	107,855
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	02/06/23	605	570,911
			1,524,515
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.612%(c)	06/02/25	225	214,171
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
Elanco Animal Health, Inc.,
Term Loan,
—%(p)	02/04/27	375	$ 355,312
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 5.000%
6.000%(c)	11/25/20	3	2,565
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
6.375%(c)	11/25/22	344	303,962
			876,010
Pipelines — 0.0%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	06/24/24	147	64,043
5.739%(c)	11/03/25	124	63,892
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.950%(c)	10/31/24	123	66,523
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.616%(c)	09/30/24	199	157,808
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.924%(c)	05/21/25^	98	49,125
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.265%(c)	11/01/26	125	114,688
EPIC Crude Services LP,
Term Loan, 3 Month LIBOR + 5.000%
6.620%(c)	02/21/26	150	92,250
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.174%(c)	07/18/25	210	94,681
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	05/22/26	99	60,136
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/30/24	24	12,914
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 4.000%
5.000%(c)	09/27/24	79	43,865
			819,925
Private Equity — 0.0%
HarbourVest Partners, LP,
Term Loan, 2 Month LIBOR + 2.250%
3.927%(c)	03/03/25^	219	183,833
Victory Capital Holdings, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.500%
4.015%(c)	07/01/26	75	64,870
			248,703
Real Estate — 0.0%
Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	08/21/25^	123	109,029

A19

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Real Estate (cont’d.)
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
4.750%(c)	01/30/24	113	$ 81,900
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
4.750%(c)	01/30/24	6	4,620
			195,549
Real Estate Investment Trusts (REITs) — 0.0%
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	07/26/26^	124	109,450
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
2.674%(c)	12/20/24	430	390,886
			500,336
Regional — 0.0%
Seminole Tribe of Florida,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
2.739%(c)	07/08/24	85	74,557
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/19/26	125	114,712
Ashco LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
5.989%(c)	09/25/24^	1,299	1,090,859
BW Gas & Convenience Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%
7.180%(c)	11/18/24	74	60,361
CEC Entertainment, Inc.,
Term B Loan, 6 Month LIBOR + 6.500%
7.572%(c)	08/17/26	124	65,919
EG America LLC (United Kingdom),
Additional Facility Loan, 6 Month LIBOR + 4.000%
5.072%(c)	02/07/25	124	88,922
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 6 Month LIBOR + 4.000%
5.072%(c)	02/06/25	39	28,028
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	06/02/25^	279	250,595
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
2.362%(c)	04/03/25	241	225,650
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 - 6 Month LIBOR + 2.500%
3.856%(c)	08/19/22	199	97,730
Red Lobster Management LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.250%
6.250%(c)	07/28/21^	123	91,807
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^(d)	249	249
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 1 Month LIBOR + 5.000%
6.515%(c)	04/16/26	149	115,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
3.766%(c)	08/03/26	119	$ 99,849
Wok Holdings, Inc.,
Term Loan, 3 Month LIBOR + 6.250%
8.171%(c)	03/01/26^	124	51,975
			2,382,406
Semiconductors — 0.0%
Cabot Microelectronics Corp.,
Term Loan B1, 1 Month LIBOR + 2.000%
3.000%(c)	11/14/25	102	97,109
ON Semiconductor Corp.,
2019 Replacement Term B-4, 1 Month LIBOR + 2.000%
2.989%(c)	09/16/26	124	115,979
			213,088
Software — 0.2%
Aptean, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	04/23/26^	50	40,095
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	173	153,149
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/02/25	307	259,315
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.159%(c)	08/15/25^	79	62,252
Camelot US Acquisition I Co.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	10/30/26	141	125,000
Compuware Corp.,
Senior Secured Term Loan, 1 Month LIBOR + 4.000%
4.989%(c)	08/25/25^	159	151,170
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	11/30/24	122	86,567
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	08/22/25	55	50,878
EagleView Technology Corp.,
First Lien Term Loan, 3 Month LIBOR + 3.500%
5.113%(c)	08/14/25^	54	45,497
Emerald TopCo, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	07/27/26	124	111,316
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
4.240%(c)	06/01/22	355	322,787
Fastball Mergersub LLC,
First Lien Term Loan, 6 Month LIBOR + 3.500%
4.572%(c)	01/31/27^	30	27,000
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.027%(c)	06/13/25	160	119,200

A20

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.277%(c)	06/13/24	380	$ 324,395
Flexera Software LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
4.500%(c)	02/26/25	124	111,054
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	07/01/24	134	123,193
Ivanti Software, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
9.870%(c)	01/20/25	75	64,000
Term Loan (First Lien), 1 Month LIBOR + 4.250%
5.250%(c)	01/20/24^	270	237,471
Kronos, Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
4.763%(c)	11/01/23	635	581,079
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.013%(c)	11/01/24	220	204,361
MA FinanceCo LLC (United Kingdom),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.250%
3.239%(c)	11/19/21	93	86,682
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	06/21/24	59	52,277
Navex TopCo, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.240%(c)	09/05/25	25	21,120
Project Alpha Intermediate Holding, Inc.,
2019 Incremental Term Loan, 3 Month LIBOR + 4.250%
6.130%(c)	04/26/24	124	111,036
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	06/01/26^	124	100,744
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.763%(c)	11/03/23	115	102,513
Renaissance Holding Corp.,
Term Loan,
—%(p)	05/30/25^	88	75,854
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.489%(c)	06/21/24	391	349,709
Severin Acquisition LLC,
First Lien Term Loan, 3 Month LIBOR + 3.000%
4.742%(c)	08/01/25	84	72,291
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
4.700%(c)	09/30/22	224	211,148
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25	70	65,813
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25	50	46,962
Term B-5 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25	182	170,718
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
5.200%(c)	08/29/25	89	67,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software (cont’d.)
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
4.739%(c)	05/04/26	179	$ 167,011
Veritas US, Inc.,
New Dollar Term B Loan, 3 Month LIBOR + 4.500%
5.950%(c)	01/27/23	50	41,616
Vertafore, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.239%(c)	07/02/25	321	283,792
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
8.239%(c)	07/02/26	75	64,500
VS Buyer LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.863%(c)	02/28/27^	110	105,050
Zelis Cost Management Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.739%(c)	09/30/26	125	113,673
			5,509,833
Telecommunications — 0.1%
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.239%(c)	04/04/26^	294	275,913
Connect Finco SARL (United Kingdom),
Initial Term Loan, 1 Month LIBOR + 4.500%
5.490%(c)	12/12/26	125	99,375
Frontier Communications Corp.,
Term B-1 Loan, 3 Month LIBOR + 3.750%
5.303%(c)	06/17/24	532	500,631
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
3.740%(c)	05/30/25	—(r )	34
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.682%(c)	11/27/23	934	852,559
Tranche B-4 Term Loan, 3 Month LIBOR + 4.500%
6.432%(c)	01/02/24	100	91,167
Tranche B-5 Term Loan,
6.625%	01/02/24	125	115,000
Iridium Satellite LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	11/04/26	105	98,700
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
2.739%(c)	03/01/27	283	263,521
Numericable US LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
3.739%(c)	07/31/25	229	206,760
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.392%(c)	01/31/26	246	228,417
Onvoy LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	02/12/24^	184	138,225
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%
9.250%(c)	11/01/25^	200	100,000

A21

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Initial Term Loan (First Lien), 1 - 6 Month LIBOR + 4.500%
5.491%(c)	11/01/24^	122	$ 94,084
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/02/24^	93	92,486
Windstream Services LLC,
Superpriority Secured DIP Interim Term Loan, 1 Month LIBOR + 2.500%
3.490%(c)	02/26/21	250	246,250
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	03/09/27	400	370,000
			3,773,122
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.450%(c)	12/30/26	125	119,219

Total Bank Loans (cost $51,765,438)			43,935,918
Commercial Mortgage-Backed Securities — 1.5%
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ANM, 144A
3.112%	11/05/32	934	911,057
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	1,098	1,092,598
Benchmark Mortgage Trust,
Series 2019-B12, Class XA, IO
1.068%(cc)	08/15/52	12,679	849,856
Series 2019-B14, Class XA, IO
0.791%(cc)	12/15/62	13,174	667,256
Series 2020-B17, Class A5
2.289%	03/15/53	400	391,831
Series 2020-B17, Class XA, IO
1.542%(cc)	03/15/53	11,630	1,119,208
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.625%(c)	10/15/36	812	772,448
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.655%(c)	11/15/36	692	629,375
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.825%(c)	06/15/34	2,016	1,877,868
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.077%(cc)	04/10/48	7,540	315,781
Series 2015-GC33, Class XA, IO
0.894%(cc)	09/10/58	6,998	274,266
Series 2016-P06, Class XA, IO
0.791%(cc)	12/10/49	6,809	208,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	833	$ 827,910
Series 2013-CR13, Class AM
4.449%(cc)	11/10/46	2,127	2,192,736
Series 2014-CR17, Class XA, IO
0.973%(cc)	05/10/47	4,379	142,205
Series 2014-LC17, Class XA, IO
0.766%(cc)	10/10/47	5,196	136,098
Series 2014-UBS06, Class XA, IO
0.892%(cc)	12/10/47	4,534	144,247
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.685%(c)	05/15/36	300	281,972
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	911,931
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A2
3.451%	03/15/52	1,175	1,227,292
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.155%(c)	09/15/31	1,700	1,555,072
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class AS
3.124%	11/10/45	1,702	1,695,161
Series 2013-GC12, Class XA, IO
1.417%(cc)	06/10/46	2,252	79,617
Series 2013-GC13, Class AS, 144A
4.083%(cc)	07/10/46	2,990	3,061,758
Series 2013-GC16, Class AS
4.649%	11/10/46	3,183	3,300,013
Series 2015-GC34, Class XA, IO
1.267%(cc)	10/10/48	3,918	205,715
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.795%(c)	10/15/31	859	822,203
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.750%(cc)	04/15/47	994	18,912
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	1,400	1,329,051
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	3,428	3,484,021
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,202,740
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,845,530
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	2,000	67,541
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.705%(c)	09/15/29	950	882,905

A22

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.091%(cc)	10/15/48	4,624	$ 197,294
Morgan Stanley Capital I Trust,
Series 2011-C03, Class AJ, 144A
5.245%(cc)	07/15/49	1,200	1,236,689
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.555%(c)	08/15/33	1,710	1,599,899
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,194,576
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	386,538
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.348%(cc)	11/15/34	138	135,094
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.855%(c)	03/15/36	223	203,520
Series 2019-RVP, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.255%(c)	03/15/36	700	607,181
Series 2019-RVP, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.805%(c)	03/15/36	200	172,172
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.055%(cc)	12/15/50	4,214	243,979
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	854,395
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
1.601%(c)	04/10/46	1,178	1,197,648
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.013%(cc)	11/15/48	4,186	187,404
Series 2018-C46, Class XA, IO
0.944%(cc)	08/15/51	2,845	146,426
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class A3FL, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
1.520%(c)	06/15/46	1,024	1,026,465
Series 2014-C24, Class XA, IO
0.837%(cc)	11/15/47	2,515	71,916
Series 2014-LC14, Class XA, IO
1.207%(cc)	03/15/47	2,140	75,257

Total Commercial Mortgage-Backed Securities (cost $45,465,798)			44,060,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 9.2%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	$ 1,047,531
3.800%	10/07/24(a)	279	289,862
4.750%	10/07/44	458	503,576
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39	200	175,068
3.950%	08/01/59	500	456,381
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	222,571
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	1,070	1,223,918
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	125	124,411
			4,043,318
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	1,171	1,188,294
4.250%	08/09/42	200	182,818
4.800%	02/14/29	1,000	1,040,867
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	400	397,031
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	1,000	980,533
3.500%	07/26/26	300	280,989
3.750%	07/21/22	715	746,491
4.250%	07/21/25	500	503,168
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	100	108,693
4.375%	11/15/41	100	107,045
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	88	87,731
4.450%	06/12/25	91	92,410
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	91,001
			5,807,071
Airlines — 0.2%
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,509	1,160,146
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	509	434,084

A23

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24	1,000	$ 823,100
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,708	1,480,029
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	1,550	1,202,445
			5,099,804
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	1,010	987,038
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22	675	633,157
4.140%	02/15/23(a)	1,100	1,021,661
4.250%	09/20/22(a)	1,200	1,130,047
5.875%	08/02/21	550	538,935
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	66,979
5.150%	04/01/38	600	433,466
5.200%	04/01/45	203	155,697
5.400%	04/01/48	385	271,708
6.750%	04/01/46	217	171,342
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	970	970,122
3.250%	01/05/23	1,000	924,919
4.350%	04/09/25	1,100	952,446
Sr. Unsec’d. Notes
4.150%	06/19/23	1,400	1,278,873
5.650%	01/17/29	200	173,016
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	450	455,664
			10,165,070
Banks — 1.9%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	340	326,543
4.750%	10/12/23	500	480,294
Bank of America Corp.,
Sub. Notes
7.750%	05/14/38	600	900,648
Sub. Notes, MTN
4.200%	08/26/24	2,078	2,206,834
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23	500	486,361
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,088,676
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	01/12/21	1,040	$ 1,037,459
3.684%	01/10/23	600	604,635
3.932%(ff)	05/07/25	720	725,939
Sub. Notes
4.836%	05/09/28	487	496,582
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	2,725	2,690,549
3.500%	06/11/21	1,400	1,396,942
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	480	481,407
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25	1,195	1,047,587
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	1,000	976,246
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	10/27/22(a)	500	502,982
3.878%(ff)	01/24/39	200	210,674
Sub. Notes
4.400%	06/10/25	1,235	1,336,785
4.600%	03/09/26	420	448,596
Citizens Bank NA,
Sr. Unsec’d. Notes
2.650%	05/26/22	500	499,218
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	261,475
Sub. Notes
4.350%	08/01/25	565	592,395
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	528	542,728
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	899,581
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,080,746
3.800%	09/15/22	470	477,707
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	985,868
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20	940	925,661
3.150%	01/22/21	2,200	2,174,481
Discover Bank,
Sr. Unsec’d. Notes
3.200%	08/09/21	500	497,627
3.350%	02/06/23	1,000	1,003,781

A24

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	$ 1,985,916
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,345,774
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	1,000	1,003,214
3.200%	02/23/23(a)	1,300	1,326,612
4.017%(ff)	10/31/38	450	453,094
4.411%(ff)	04/23/39	200	214,472
Sub. Notes
6.750%	10/01/37	520	687,010
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28(a)	454	462,346
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	683,471
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	200,217
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23(a)	700	666,152
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
5.600%	07/15/41	125	173,097
Sub. Notes
3.875%	09/10/24	723	763,650
4.125%	12/15/26(a)	710	772,347
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.438%(ff)	02/05/26(a)	750	715,045
2.907%(ff)	11/07/23	952	934,145
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.455%	03/02/23(a)	1,000	1,023,939
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	770	824,410
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	500	535,716
Sub. Notes, MTN
4.875%	11/01/22	430	449,853
Regions Bank,
Sub. Notes
6.450%	06/26/37(a)	559	710,229
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24(a)	1,723	1,750,662
Sub. Notes
5.125%	05/28/24	720	730,080
6.000%	12/19/23	1,243	1,287,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23	250	$ 241,071
3.500%	06/07/24(a)	400	390,253
4.450%	12/03/21	1,000	1,006,272
Synovus Bank,
Sr. Unsec’d. Notes
2.289%(ff)	02/10/23	847	821,485
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,448	1,449,591
Wells Fargo & Co.,
Sub. Notes, GMTN
4.300%	07/22/27	1,610	1,705,987
Sub. Notes, MTN
4.650%	11/04/44	500	560,702
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34	964	926,987
Zions Bancorp NA,
Sub. Notes
3.250%	10/29/29	1,460	1,236,875
			55,425,673
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36(a)	927	965,924
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	500	539,141
4.600%	04/15/48	900	952,244
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26(a)	1,000	938,590
3.500%	05/01/22(a)	1,200	1,203,172
			4,599,071
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	435	546,903
Building Materials — 0.1%
Carrier Global Corp.,
Gtd. Notes, 144A
2.493%	02/15/27	1,000	944,082
2.722%	02/15/30	600	550,895
3.377%	04/05/40(a)	600	525,762
3.577%	04/05/50(a)	475	420,884
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	1,700	1,656,628
			4,098,251

A25

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.2%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 3.750% (Cap 0.000%, Floor 3.750%)
4.491%(c)	06/15/22	250	$ 239,937
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	425	438,853
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	550	570,459
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27(a)	1,000	975,904
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,900	1,985,451
5.625%	11/15/43	500	447,887
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	248	258,366
4.900%	06/01/43	400	449,015
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47	400	456,669
			5,822,541
Commercial Services — 0.0%
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	820	813,406
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
4.375%	05/13/45	233	299,513
4.650%	02/23/46	500	662,818
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	1,330	1,364,149
6.020%	06/15/26	500	517,706
			2,844,186
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,450	1,228,547
3.500%	05/26/22	498	421,457
4.125%	07/03/23	1,144	1,038,553
4.875%	01/16/24(a)	338	290,304
5.000%	10/01/21	720	659,188
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	07/01/22	800	680,772
3.375%	06/01/21	440	395,260
Sr. Unsec’d. Notes, MTN
4.250%	02/01/24	910	787,643
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.125%	09/30/24(a)	1,150	$ 1,131,942
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	05/01/22	373	330,397
3.950%	07/01/24	495	390,054
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
3.500%	09/10/49(a)	500	445,873
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	1,000	987,720
3.900%	01/29/24	1,000	1,009,033
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	2,000	2,033,466
5.200%	04/27/22	490	503,480
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,040	1,034,391
4.418%	11/15/35	525	567,173
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	396	376,709
3.750%	08/15/21	745	742,951
4.250%	08/15/24	750	726,576
4.375%	03/19/24	2,057	2,026,664
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	100	99,855
2.700%	04/15/40	100	99,264
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	655	651,744
4.250%	06/09/23	1,200	1,248,609
			19,907,625
Electric — 0.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	400	407,049
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	400	435,928
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.250%	04/15/28(a)	1,000	1,032,671
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.743%	05/01/26	778	772,232
Sr. Unsec’d. Notes, 144A
3.375%	09/15/29	200	187,676
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	416,120

A26

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	$ 1,292,364
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	500	560,108
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21	1,200	1,184,114
3.071%	08/15/24	350	347,367
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46(a)	500	499,552
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	377	450,475
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	500	487,941
6.400%	09/15/20	2,246	2,293,515
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	479,310
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	308,126
3.550%	06/15/26	400	380,070
4.750%	06/15/46	410	382,506
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,100	1,067,962
Sr. Unsec’d. Notes
3.950%	06/15/25	473	476,884
5.100%	06/15/45	500	542,872
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	1,300	1,207,485
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	969,462
3.700%	09/01/24	643	656,251
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,022,629
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	628,223
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	975,834
San Diego Gas & Electric Co.,
First Mortgage, Series UUU
3.320%	04/15/50	300	299,601
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38	2,200	2,088,357
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	$ 251,071
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	648,661
4.350%	05/15/44	200	217,778
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	500	555,588
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
3.804%(c)	05/15/67	1,300	1,050,958
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	628,455
			25,205,195
Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.200%	04/01/24	482	487,628
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21(a)	1,057	1,030,294
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	520,939
			2,038,861
Entertainment — 0.0%
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	70	46,142
Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	650	690,118
5.300%	11/01/38(a)	500	547,626
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	110	109,780
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30	250	237,585
New Albertson’s LP,
Gtd. Notes, 144A
3.500%	02/15/23	5	4,930
			1,590,039
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A
2.500%	11/15/24	610	600,261
Sr. Unsec’d. Notes, Series B
3.000%	11/15/29(a)	1,000	935,373

A27

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
2.950%	09/01/29	500	$ 478,003
3.950%	03/30/48	500	511,921
4.375%	05/15/47(a)	400	406,071
4.800%	02/15/44	223	220,302
5.250%	02/15/43	250	265,189
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	825	859,731
			4,276,851
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	315	403,046
Alcon Finance Corp.,
Gtd. Notes, 144A
3.000%	09/23/29	800	785,107
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.700%	03/01/49	300	338,316
7.000%	11/15/35	300	418,886
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	400	386,990
3.400%	11/15/49(a)	250	247,504
			2,579,849
Healthcare-Services — 0.2%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	12/15/27	90	90,596
4.750%	01/15/25	380	385,661
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	641,294
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	400	425,540
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39	800	820,821
5.250%	06/15/49	820	875,678
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48	334	349,741
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48	340	362,363
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	01/15/47	200	236,547
4.625%	07/15/35	480	558,346
			4,746,587
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20	1,200	$ 1,180,622
Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.375%	04/07/30	200	201,608
3.900%	04/06/28	1,700	1,795,234
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	600	513,705
Sr. Unsec’d. Notes
4.800%	07/10/45	500	525,862
6.400%	12/15/20	190	195,298
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	513,879
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,583,162
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
3.700%	01/22/70	300	288,401
4.850%	01/24/77	550	612,131
4.875%	06/19/64	150	172,557
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	521,901
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	669	678,098
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/49(a)	269	343,578
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	400	423,116
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,346,045
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59	500	450,800
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	422,715
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	520	538,525
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	1,222	1,263,409
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	477,253
4.900%	09/15/44	935	1,061,548

A28

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	400	$ 400,758
5.750%	08/15/42	1,000	904,084
Voya Financial, Inc.,
Gtd. Notes
4.700%(ff)	01/23/48(a)	450	368,657
4.800%	06/15/46	200	210,514
5.700%	07/15/43	350	407,403
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28	1,000	1,094,466
			17,314,707
Internet — 0.0%
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.575%	04/11/26	200	214,166
Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	628,788
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.875%	09/07/49	545	528,396
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.056%	04/05/25	1,300	1,275,402
			1,803,798
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,700	1,693,750
4.464%	07/23/22	1,400	1,446,177
4.800%	03/01/50	400	419,067
4.908%	07/23/25(a)	720	773,896
5.375%	05/01/47	260	284,545
6.484%	10/23/45	400	488,674
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	1,168	1,391,553
4.950%	10/15/58(a)	380	516,812
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	43	44,628
4.709%	01/25/29	48	52,621
5.476%	01/25/39	134	155,255
5.576%	01/25/49	89	103,882
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	324,200
6.550%	05/01/37	200	236,293
7.300%	07/01/38	150	185,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
4.750%	09/15/44	500	$ 626,831
			8,743,189
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(ff)	10/19/75(a)	387	402,811
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35(a)	650	767,100
			1,169,911
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	180,611
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	164,651
4.650%	11/01/44	395	417,382
			762,644
Oil & Gas — 0.3%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	02/01/25	1,009	837,709
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47(a)	300	215,363
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	1,000	531,386
4.250%	04/15/27(a)	250	123,025
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	250	314,258
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29(a)	315	384,695
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22	50	11,889
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	200	171,656
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	300	282,395
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24	1,039	517,402
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	150	88,045

A29

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22	355	$ 253,018
2.900%	08/15/24	1,000	549,750
3.200%	08/15/26	158	76,864
3.500%	08/15/29	498	237,669
4.400%	08/15/49	72	31,081
6.600%	03/15/46	550	287,740
7.500%	05/01/31	167	87,001
7.875%	09/15/31	400	220,990
Ovintiv, Inc.,
Gtd. Notes
5.150%	11/15/41	700	283,615
6.500%	08/15/34	286	134,087
7.200%	11/01/31	200	93,414
7.375%	11/01/31	410	191,732
8.125%	09/15/30	600	270,875
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	1,200	1,149,695
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27	970	715,725
Gtd. Notes, MTN
6.875%	08/04/26	385	291,515
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	250	251,280
6.850%	06/01/39	500	531,829
			9,135,703
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	200	199,862
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
5.331%(c)	07/15/21	125	121,634
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	35	34,898
			356,394
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	1,000	1,160,001
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	400	409,308
3.200%	11/21/29	300	300,658
4.250%	11/21/49	300	322,027
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	881	995,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	55	$ 57,955
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	301	310,078
4.400%	07/15/44	100	103,115
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	112	119,485
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/26/49(a)	430	543,841
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23(a)	941	960,023
4.900%	12/15/48	300	356,755
Gtd. Notes, 144A
4.125%	11/15/25	107	114,413
4.800%	08/15/38	1,011	1,136,535
4.800%	07/15/46	500	560,819
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28(a)	1,130	1,199,250
4.780%	03/25/38	217	236,602
4.875%	07/20/35	900	1,017,119
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21	541	544,137
5.022%	08/28/23	372	381,883
5.650%	08/28/28(a)	662	700,200
Mylan NV,
Gtd. Notes
5.250%	06/15/46	500	506,163
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28(a)	1,802	1,830,987
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	363	362,758
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	1,146	1,141,564
			15,371,251
Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	840	725,745
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21	216	188,979
5.850%(ff)	05/21/43	594	256,900
Enbridge, Inc. (Canada),
Gtd. Notes
3.500%	06/10/24	300	295,316
4.250%	12/01/26	167	151,360

A30

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.500%	12/01/46	550	$ 563,472
Energy Transfer Operating LP,
Gtd. Notes
4.500%	04/15/24	282	255,772
6.000%	06/15/48	228	189,471
Gtd. Notes, Series 5Y
4.200%	09/15/23	885	786,393
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46(a)	325	314,122
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25(a)	500	524,915
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	950	936,203
5.000%	08/15/42	500	464,138
6.500%	09/01/39	200	176,157
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	400	382,428
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	1,560	1,416,618
4.000%	02/15/25	220	184,584
4.500%	07/15/23	500	426,385
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	2,303	2,111,581
3.850%	10/15/23	1,223	1,106,124
4.650%	10/15/25	450	363,336
4.900%	02/15/45	300	207,515
5.150%	06/01/42	392	266,969
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	868,272
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	612	565,570
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	267	210,396
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	350	329,935
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.698%(c)	01/13/23	1,086	572,855
Sr. Unsec’d. Notes
3.100%	02/01/25	1,280	668,631
4.000%	07/01/22	317	204,571
4.050%	02/01/30(a)	450	197,518
5.375%	06/01/21(a)	1,245	998,451
5.450%	04/01/44	1,000	373,417
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	710	646,327
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.550%	06/24/24	740	$ 675,925
5.100%	09/15/45(a)	500	474,433
5.400%	03/04/44	400	360,435
5.750%	06/24/44(a)	400	386,569
			19,827,788
Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25	500	512,465
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23(a)	1,342	1,381,559
4.100%	10/01/24	197	201,093
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	697,108
4.125%	06/15/26	502	524,366
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21	710	726,395
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22	715	731,843
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	763,692
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	717,210
3.300%	02/01/25	750	756,509
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	520,022
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,371,608
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	434	429,124
4.500%	01/15/25	490	471,612
4.950%	04/01/24	410	421,021
5.250%	01/15/26	1,085	1,077,038
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	1,479	1,505,761
3.156%	10/10/45	780	778,856
3.168%	04/09/47	990	984,412
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49(a)	400	320,962
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	497,143
4.250%	02/01/26	450	458,787

A31

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	1,896	$ 1,783,138
3.500%	04/15/24	960	976,818
4.000%	03/01/28	628	617,703
4.750%	11/15/30	300	296,291
4.875%	04/15/49	600	606,434
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	5	4,663
4.250%	12/01/26	10	9,187
4.625%	12/01/29	5	4,548
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	333	324,688
4.600%	04/01/24	1,383	1,365,249
			21,837,305
Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	1,041	965,645
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	2,230	2,291,533
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.500%	12/06/48	500	613,548
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45	500	521,494
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	500	504,244
4.700%	12/09/35	96	108,092
4.875%	12/09/45	623	728,638
6.300%	03/01/38(a)	188	245,996
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	50	38,376
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48	400	445,540
			6,463,106
Semiconductors — 0.1%
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	533	519,664
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	1,935	1,958,077
			2,477,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40	215	$ 265,134
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	420	420,067
3.000%	06/30/22	309	309,976
3.400%	05/15/25	720	747,439
4.500%	05/15/35(a)	300	322,307
5.150%	03/15/42	250	287,556
5.550%	08/15/41	997	1,163,998
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	65	65,696
6.000%	03/01/26	65	65,029
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	450	428,829
3.875%	11/15/29	500	474,289
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25	450	478,949
5.250%	05/30/48(a)	500	594,075
			5,358,210
Transportation — 0.0%
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	300	313,142
3.950%	05/01/50	200	209,999
4.500%	03/15/49	100	114,579
4.650%	03/01/68(a)	400	422,461
			1,060,181

Total Corporate Bonds (cost $284,110,366)			273,627,081
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	784,560
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	771,738
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	623,585
			1,395,323

A32

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	$ 249,557

Total Municipal Bonds (cost $2,264,374)			2,429,440
Residential Mortgage-Backed Securities — 1.3%
Banc of America Funding Corp.,
Series 2015-R03, Class 10A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.000%)
1.767%(c)	06/27/36	440	433,638
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	119	117,618
Series 2012-RR05, Class 8A5, 144A
2.047%(cc)	07/26/36	65	63,453
Citigroup Mortgage Loan Trust,
Series 2009-05, Class 5A1, 144A
4.283%(cc)	01/25/37	27	26,939
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	823	755,748
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	178	172,715
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
1.907%(c)	05/27/37	717	615,941
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1.000) + 6.720% (Cap 6.720%, Floor 0.000%)
5.773%(c)	06/25/35	1,478	294,363
Series 2005-079, Class ZC
5.900%	09/25/35	77	89,615
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1.000) + 6.640% (Cap 6.640%, Floor 0.000%)
5.693%(c)	12/25/36	1,335	251,847
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1.000) + 6.440% (Cap 6.440%, Floor 0.000%)
5.493%(c)	05/25/37	727	152,976
Series 2010-095, Class ZC
5.000%	09/25/40	795	854,539
Series 2010-135, Class ZA
4.500%	12/25/40	211	234,571
Series 2010-150, Class ZC
4.750%	01/25/41	370	413,875
Series 2011-004, Class PZ
5.000%	02/25/41	167	186,348
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
5.603%(c)	06/25/41	117	11,884
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
5.703%(c)	12/25/30	93	8,462
Series 2012-067, Class AI, IO
4.500%	07/25/27	377	25,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-100, Class WI, IO
3.000%	09/25/27	259	$ 15,616
Series 2012-149, Class DA
1.750%	01/25/43	291	294,654
Series 2012-149, Class GA
1.750%	06/25/42	309	313,702
Series 2013-051, Class GI, IO
3.000%	10/25/32	237	17,523
Series 2013-133, Class IB, IO
3.000%	04/25/32	184	8,757
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.103%(c)	01/25/44	66	10,033
Series 2013-44, Class DJ
1.850%	05/25/33	2,254	2,302,405
Series 2015-028, Class JE
3.000%	05/25/45	777	828,817
Series 2015-028, Class P
2.500%	05/25/45	1,130	1,184,026
Series 2015-042, Class IL, IO
6.000%	06/25/45	415	77,849
Series 2015-070, Class JC
3.000%	10/25/45	605	646,261
Series 2016-019, Class AH
3.000%	04/25/46	874	929,512
Series 2017-030, Class AI, IO
5.500%	05/25/47	241	40,036
Series 2019-014, Class DA
4.000%	03/25/48	970	1,064,805
Series 2019-059, Class AB
2.500%	10/25/39	2,084	2,177,541
Series 2019-33, Class N
3.000%	03/25/48	4,503	4,760,895
FirstKey Mortgage Trust,
Series 2015-01, Class A9, 144A
3.000%(cc)	03/25/45	280	276,477
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	208	244,135
Series 2935, Class ZK
5.500%	02/15/35	374	422,422
Series 2996, Class ZD
5.500%	06/15/35	151	175,951
Series 3115, Class SM, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
5.895%(c)	02/15/36	1,002	175,951
Series 3237, Class C
5.500%	11/15/36	218	250,224
Series 3871, Class KB
5.500%	06/15/41	292	334,001
Series 3955, Class YI, IO
3.000%	11/15/21	51	973
Series 4055, Class BI, IO
3.500%	05/15/31	166	8,248
Series 4135, Class AB
1.750%	06/15/42	232	235,381

A33

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4149, Class IO
3.000%	01/15/33	115	$ 12,174
Series 4314, Class AI, IO
5.000%	03/15/34	50	3,790
Series 4386, Class AZ
4.500%	11/15/40	726	825,628
Series 4427, Class LI, IO
3.500%	02/15/34	302	19,110
Series 4471, Class PA
4.000%	12/15/40	489	523,529
Series 4683, Class LM
3.000%	05/15/47	369	391,175
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.129%(c)	08/25/60	1,138	1,117,069
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,083	1,182,443
Series 2010-158, Class MS, 1 Month LIBOR x (2.000) + 10.000% (Cap 10.000%, Floor 0.000%)
8.454%(c)	12/20/40	287	336,957
Series 2010-160, Class DY
4.000%	12/20/40	654	732,061
Series 2010-170, Class B
4.000%	12/20/40	146	160,426
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	07/20/41	83	13,770
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.312%(c)	05/20/61	7	6,892
Series 2013-124, Class ES, 1 Month LIBOR x (1.333) + 8.667% (Cap 8.667%, Floor 0.000%)
7.636%(c)	04/20/39	88	90,372
Series 2013-124, Class ST, 1 Month LIBOR x (1.333) + 8.800% (Cap 8.800%, Floor 0.000%)
7.769%(c)	08/20/39	325	335,171
Series 2013-149, Class MA
2.500%	05/20/40	753	790,064
Series 2014-02, Class BA
3.000%	01/20/44	171	182,045
Series 2014-25, Class HC
3.000%	02/20/44	118	125,371
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
1.942%(c)	05/20/63	18	18,187
Series 2015-H13, Class HA
2.500%	08/20/64	341	341,261
Series 2015-H17, Class HA
2.500%	05/20/65	370	369,838
Series 2016-69, Class WA
3.000%	02/20/46	185	194,810
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.062%(c)	12/20/62	22	22,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-134, Class BA
2.500%	11/20/46	329	$ 345,268
Series 2017-139, Class BA
3.000%	09/20/47	708	769,048
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350% (Cap 15.000%, Floor 0.350%)
1.850%(c)	08/20/66	1,357	1,344,678
Holmes Master Issuer PLC (United Kingdom),
Series 2018-02A, Class A2, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)
2.251%(c)	10/15/54	1,515	1,512,384
JPMorgan Resecuritization Trust,
Series 2012-02, Class 6A1, 144A, 1 Month LIBOR + 0.210% (Cap 11.500%, Floor 0.210%)
1.849%(c)	06/21/36	70	68,238
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%(ff)	12/22/69	1,218	1,222,596
Series 2020-01A, Class 1A, 144A
2.277%(cc)	12/22/69	1,232	1,215,220
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	630	650,551
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.211%(c)	07/15/58	1,783	1,774,559
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.381%(c)	07/15/58	604	592,953
Provident Funding Mortgage Trust,
Series 2019-01, Class A3, 144A
3.000%(cc)	12/25/49	226	225,439
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%	08/25/57	711	768,802
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.320%)
1.587%(c)	09/25/43	576	521,028
WinWater Mortgage Loan Trust,
Series 2015-01, Class A9, 144A
2.500%(cc)	01/20/45	31	30,987

Total Residential Mortgage-Backed Securities (cost $39,581,045)			40,342,718
Sovereign Bonds — 0.1%
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50	200	200,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	650	611,286
4.600%	01/23/46	695	687,379

A34

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.375%	03/14/24	400	$ 407,512

Total Sovereign Bonds (cost $1,913,369)			1,906,177
U.S. Government Agency Obligations — 4.0%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	1,125	1,164,056
3.000%	11/01/33	1,828	1,946,885
3.000%	04/01/34	243	255,136
3.500%	02/01/34	452	480,079
4.000%	10/01/34	251	264,818
4.000%	01/01/36	1,574	1,718,524
4.000%	05/01/38	1,136	1,226,520
4.000%	09/01/38	559	601,751
4.000%	02/01/42	780	844,353
4.000%	07/01/42	1,572	1,702,589
4.000%	09/01/42	124	134,288
4.000%	11/01/42	930	1,005,836
4.000%	09/01/43	540	583,525
4.000%	02/01/45	282	305,948
4.000%	05/01/45	115	124,131
4.000%	04/01/46	13	13,989
4.000%	04/01/46	38	40,979
4.000%	04/01/46	528	569,919
4.000%	10/01/47	13	14,000
4.000%	04/01/48	113	120,609
4.000%	06/01/48	592	640,856
4.500%	05/01/39	151	165,005
4.500%	09/01/39	43	46,763
4.500%	10/01/39	268	293,105
4.500%	10/01/39	1,169	1,279,841
4.500%	08/01/40	148	162,260
4.500%	11/01/40	224	245,297
4.500%	01/01/41	214	234,122
4.500%	03/01/41	64	69,559
4.500%	04/01/41	105	115,452
4.500%	01/01/42	86	94,068
4.500%	12/01/48	2,139	2,318,874
6.250%	07/15/32	48	75,029
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.289%, Floor 1.750%)
4.408%(c)	07/01/41	376	382,186
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.448%, Floor 1.750%)
3.767%(c)	12/01/40	182	185,337
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.872% (Cap 7.470%, Floor 1.872%)
4.376%(c)	10/01/42	57	58,457
Federal National Mortgage Assoc.
1.250%	08/17/21	135	136,539
1.375%	10/07/21	540	547,263
1.875%	09/24/26	132	140,541
2.125%	04/24/26	293	315,038
2.500%	TBA(tt)	400	415,047
2.500%	TBA(tt)	1,000	1,036,250
2.500%	02/01/26	200	207,478
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/34	200	$ 207,574
2.500%	04/01/37	3,740	3,907,634
2.500%	10/01/37	390	407,339
2.875%	09/12/23	427	461,851
3.000%	TBA(tt)	250	261,439
3.000%	TBA(tt)	2,825	2,962,388
3.000%	TBA(tt)	11,500	12,042,176
3.000%	08/01/27	30	31,391
3.000%	08/01/27	30	31,844
3.000%	10/01/27	102	107,145
3.000%	11/01/27	35	37,091
3.000%	12/01/27	51	53,827
3.000%	01/01/28	48	50,502
3.000%	02/01/28	45	47,356
3.000%	03/01/28	47	49,369
3.000%	04/01/28	45	47,313
3.000%	05/01/28	51	53,110
3.000%	06/01/28	50	52,638
3.000%	07/01/28	45	47,773
3.000%	08/01/28	52	54,288
3.000%	09/01/28	54	57,105
3.000%	01/01/29	51	53,097
3.000%	03/01/29	50	52,845
3.000%	12/01/32	325	342,063
3.000%	03/01/33	116	122,869
3.000%	11/01/33	2,285	2,405,386
3.000%	12/01/34	113	118,979
3.000%	12/01/34	394	414,989
3.000%	12/01/34	872	915,118
3.000%	01/01/35	691	727,593
3.500%	TBA(tt)	8,100	8,568,598
3.500%	TBA(tt)	12,400	13,114,698
3.500%	07/01/32	1,298	1,396,083
3.500%	07/01/34	103	109,899
3.500%	07/01/34	337	359,131
3.500%	08/01/34	408	433,921
3.500%	09/01/34	612	648,463
3.500%	09/01/34	3,263	3,465,257
3.500%	10/01/34	441	466,695
4.000%	TBA(tt)	1,500	1,601,569
4.000%	11/01/31	86	94,126
4.000%	05/01/38	1,852	1,996,424
4.000%	11/01/40	136	147,180
4.000%	10/01/43	292	318,174
4.000%	03/01/46(k)	1,315	1,421,368
4.000%	12/01/47	282	302,690
4.500%	03/01/39	370	405,042
4.500%	06/01/39	214	233,878
4.500%	08/01/39	487	532,718
4.500%	11/01/39	153	167,698
4.500%	12/01/40	137	149,786
4.500%	02/01/41	196	215,008
4.500%	10/01/44	172	187,279
4.500%	10/01/45	194	211,572
4.500%	02/01/46	224	245,196
4.500%	06/01/46	75	81,521
4.500%	10/01/46	52	56,949
4.500%	11/01/46	58	62,919

A35

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/01/46	113	$ 122,835
4.500%	01/01/47	58	62,623
4.500%	01/01/47	72	78,208
4.500%	02/01/47	65	70,428
4.500%	08/01/49	2,660	2,861,173
5.000%	06/01/39	240	265,427
5.000%	02/01/49	2,479	2,759,417
5.242%	08/01/41	162	184,855
5.625%	07/15/37	31	48,802
6.500%	10/01/37	586	698,051
6.545%	02/01/39	130	145,148
6.625%	11/15/30	150	230,263
7.125%	01/15/30	166	254,993
7.250%	05/15/30	250	390,919
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.708%, Floor 1.800%)
3.813%(c)	01/01/42	109	111,283
Federal National Mortgage Assoc., 12 Month LIBOR + 1.805% (Cap 8.503%, Floor 1.805%)
4.050%(c)	12/01/40	214	218,799
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.705%, Floor 1.818%)
3.825%(c)	02/01/42	53	53,909
Government National Mortgage Assoc.
2.500%	TBA(tt)	100	104,328
3.000%	04/20/50	900	952,463
3.500%	TBA(tt)	100	105,292
3.500%	05/20/43	743	794,571
3.500%	03/20/44	7	7,650
3.500%	09/20/45	225	239,292
3.500%	02/20/46	489	523,855
3.500%	04/20/46	30	32,268
3.500%	05/20/46	17	18,792
3.500%	05/20/46	24	25,758
3.500%	05/20/46	28	29,688
3.500%	05/20/46	33	35,593
3.500%	05/20/46	36	38,312
3.500%	05/20/46	48	52,243
3.500%	05/20/46	251	269,529
3.500%	05/20/46	319	343,156
3.500%	05/20/46	321	344,469
3.500%	05/20/46	475	511,011
3.500%	06/20/46	25	27,496
3.500%	06/20/46	28	30,126
3.500%	06/20/46	28	30,349
3.500%	06/20/46	33	35,062
3.500%	06/20/46	100	107,520
3.500%	06/20/46	297	319,620
3.500%	06/20/46	375	402,598
3.500%	06/20/46	1,249	1,342,270
3.500%	07/20/46	2,144	2,299,369
3.500%	12/20/49	37	40,304
3.500%	12/20/49	43	46,485
3.500%	12/20/49	71	76,864
3.500%	12/20/49	72	77,512
4.000%	TBA(tt)	4,350	4,621,442
4.000%	10/20/40	117	127,192
4.000%	02/20/41	23	24,635
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	03/20/41	493	$ 537,426
4.000%	10/20/41	359	391,957
4.000%	05/20/42	109	117,834
4.000%	08/20/43	37	40,473
4.000%	08/20/45	452	492,396
4.000%	01/15/47	72	77,324
4.000%	01/15/47	74	78,754
4.000%	05/20/49	328	351,030
4.500%	04/20/35	28	29,743
4.500%	08/15/39	125	138,731
4.500%	09/15/39	557	616,645
4.500%	09/20/39	6	6,387
4.500%	10/15/39	11	11,901
4.500%	10/15/39	41	45,736
4.500%	11/15/39	21	23,101
4.500%	11/15/39	35	38,753
4.500%	11/20/39	3	3,231
4.500%	02/15/40	61	67,430
4.500%	03/15/40	80	88,961
4.500%	06/15/40	56	61,396
4.500%	06/15/40	550	608,737
4.500%	07/15/40	5	5,645
4.500%	10/15/40	12	12,821
4.500%	05/20/41	4	4,199
4.500%	05/20/41	17	18,548
4.500%	06/20/41	16	17,522
4.500%	08/20/41	1,017	1,120,491
4.500%	11/20/41	4	3,986
4.500%	02/20/42	4	3,943
4.500%	05/20/42	26	29,118
4.500%	06/20/43	5	5,357
4.500%	06/20/44	5	5,701
4.500%	10/20/44	5	5,461
4.500%	01/20/45	5	5,203
4.500%	03/20/46	9	9,288
4.500%	05/20/46	7	7,509
4.500%	08/20/46	9	9,505
4.500%	09/20/46	9	9,489
4.500%	02/20/47	10	10,462
4.500%	04/20/47	3,171	3,430,513
4.500%	06/20/48	326	348,424
5.000%	11/15/33	6	6,857
5.000%	05/15/34	196	213,162
5.000%	06/15/40	86	95,914
5.000%	04/20/48	424	460,211
5.000%	05/20/49	349	371,652
5.500%	04/20/49	85	92,459
6.000%	05/15/40	560	635,350

Total U.S. Government Agency Obligations (cost $115,717,166)			118,761,219
U.S. Treasury Obligations — 16.0%
U.S. Treasury Bonds
2.000%	02/15/50	43,027	49,971,827
2.250%	08/15/46	78	93,478
2.250%	08/15/49	952	1,154,003
2.375%	11/15/49	7,492	9,339,246
2.500%	02/15/45	66	82,036

A36

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.500%	02/15/46	1,775	$ 2,223,187
2.500%	05/15/46	802	1,005,132
2.750%	11/15/42	999	1,281,217
2.750%	08/15/47	975	1,285,324
2.750%	11/15/47	848	1,118,698
2.875%	05/15/43	613	806,670
2.875%	08/15/45	17,563	23,410,930
2.875%	11/15/46	591	792,402
2.875%	05/15/49	778	1,058,323
3.000%	11/15/44	729	980,163
3.000%	05/15/45	193	260,912
3.000%	11/15/45	540	736,847
3.000%	02/15/47	31	42,669
3.000%	05/15/47	807	1,108,490
3.000%	02/15/48	201	277,663
3.000%	08/15/48	754	1,044,054
3.000%	02/15/49	960	1,335,300
3.125%	02/15/42	871	1,181,974
3.125%	08/15/44	865	1,183,563
3.125%	05/15/48	412	581,306
3.375%	05/15/44	868	1,233,781
3.375%	11/15/48	70	103,666
3.625%	08/15/43	568	832,031
3.625%	02/15/44	162	238,191
3.750%	11/15/43	788	1,177,321
3.875%	08/15/40	14	20,867
4.250%	11/15/40	23	35,920
4.375%	02/15/38	536	828,958
4.375%	05/15/40	72	113,659
4.375%	05/15/41	591	940,706
4.500%	02/15/36	557	848,729
4.750%	02/15/41	775	1,287,590
5.000%	05/15/37	9	14,593
5.250%	11/15/28	683	942,540
5.250%	02/15/29	25	34,688
5.375%	02/15/31	647	951,090
6.125%	11/15/27	651	920,758
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	600	588,049
0.125%	01/15/22	568	559,149
0.125%	04/15/22	595	586,762
0.125%	07/15/22	562	556,218
0.125%	01/15/23	598	589,227
0.125%	07/15/24	587	586,927
0.125%	10/15/24	427	432,458
0.125%	07/15/26	473	478,327
0.125%	01/15/30	340	351,169
0.250%	01/15/25	572	576,521
0.250%	07/15/29	481	500,491
0.250%	02/15/50	106	109,875
0.375%	07/15/23	600	602,265
0.375%	07/15/25	567	578,333
0.375%	01/15/27	482	493,602
0.375%	07/15/27	469	483,360
0.500%	04/15/24	431	436,438
0.500%	01/15/28	476	495,859
0.625%	07/15/21	520	514,643
0.625%	04/15/23	573	576,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.625%	01/15/24	593	$ 601,223
0.625%	01/15/26	494	510,723
0.625%	02/15/43	196	215,504
0.750%	07/15/28	462	495,682
0.750%	02/15/42	266	298,109
0.750%	02/15/45	320	366,047
0.875%	01/15/29	458	498,401
0.875%	02/15/47	214	254,800
1.000%	02/15/46	210	255,582
1.000%	02/15/48	203	250,408
1.000%	02/15/49	201	250,512
1.375%	02/15/44	516	659,459
1.750%	01/15/28	220	250,409
2.000%	01/15/26	251	279,070
2.125%	02/15/40	115	160,387
2.125%	02/15/41	151	210,106
2.375%	01/15/25	367	406,618
2.375%	01/15/27	215	249,098
2.500%	01/15/29	202	247,931
3.375%	04/15/32	81	114,968
3.625%	04/15/28	191	246,642
3.875%	04/15/29	232	313,564
U.S. Treasury Notes
0.500%	03/15/23	16,641	16,746,306
0.500%	03/31/25	579	582,664
1.125%	08/31/21	2,171	2,197,289
1.125%	09/30/21	1,704	1,725,766
1.125%	02/28/22	26,327	26,774,353
1.125%	02/28/25	38,063	39,481,442
1.125%	02/28/27	37,905	39,409,355
1.250%	03/31/21	1,749	1,767,173
1.250%	10/31/21	2,075	2,106,773
1.375%	04/30/21	512	518,480
1.375%	05/31/21	1,485	1,505,477
1.375%	10/15/22	146	149,992
1.375%	02/15/23	41,544	42,845,496
1.500%	02/28/23	808	835,838
1.500%	10/31/24	1,608	1,690,284
1.500%	11/30/24	824	867,389
1.500%	01/31/27	938	998,237
1.500%	02/15/30	37,004	39,894,937
1.625%	11/15/22	1	1,034
1.625%	12/15/22	2,001	2,073,380
1.625%	02/15/26	1,136	1,209,662
1.625%	05/15/26	1,066	1,137,216
1.625%	08/15/29	1,158	1,257,335
1.750%	11/30/21	582	595,845
1.750%	02/28/22	1	1,028
1.750%	03/31/22	1,289	1,326,512
1.750%	04/30/22	539	555,381
1.750%	05/15/22	1,260	1,299,792
1.750%	06/15/22	1,642	1,695,622
1.750%	09/30/22	1,883	1,950,670
1.750%	01/31/23	849	883,225
1.750%	05/15/23	1,758	1,834,775
1.750%	06/30/24	1,622	1,716,912
1.750%	12/31/24	1,453	1,546,764
1.750%	11/15/29	944	1,037,810

A37

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.875%	02/28/22	1,344	$ 1,384,950
1.875%	03/31/22	230	237,304
1.875%	04/30/22	237	244,777
1.875%	07/31/22	525	544,400
1.875%	08/31/22	1,875	1,946,191
1.875%	09/30/22	2,065	2,145,664
1.875%	07/31/26	1,130	1,224,814
2.000%	11/15/21	1	1,028
2.000%	12/31/21	286	294,580
2.000%	11/30/22	1,382	1,443,974
2.000%	02/15/23	1,718	1,800,142
2.000%	04/30/24	1,277	1,361,202
2.000%	05/31/24	1,696	1,811,010
2.000%	02/15/25	832	895,635
2.000%	08/15/25	113	122,234
2.000%	11/15/26	1,174	1,285,601
2.125%	05/31/21	1,387	1,418,045
2.125%	08/15/21	1	1,025
2.125%	12/31/21	1,465	1,511,697
2.125%	05/15/22	663	688,898
2.125%	12/31/22	44	46,179
2.125%	02/29/24	1,176	1,256,391
2.125%	09/30/24	1	1,078
2.125%	11/30/24	1,249	1,348,920
2.125%	05/15/25	137	148,688
2.250%	03/31/21	8,447	8,620,559
2.250%	04/30/21	1,793	1,832,852
2.250%	12/31/23	1,375	1,472,002
2.250%	01/31/24	1,390	1,490,341
2.250%	04/30/24	1,216	1,309,100
2.250%	11/15/24	586	635,810
2.250%	11/15/25	240	263,475
2.250%	02/15/27	1,804	2,011,742
2.250%	08/15/27	254	284,917
2.250%	11/15/27	801	899,873
2.375%	02/29/24	1,228	1,324,321
2.375%	08/15/24	1,598	1,736,826
2.375%	05/15/27	1,789	2,015,420
2.375%	05/15/29	239	274,887
2.500%	02/15/22	333	346,827
2.500%	03/31/23	1,781	1,896,765
2.500%	08/15/23	71	76,136
2.500%	05/15/24	270	293,583
2.500%	01/31/25	1,394	1,534,598
2.500%	02/28/26	1,304	1,456,507
2.625%	12/15/21	2,128	2,213,369
2.625%	06/30/23	1	1,074
2.625%	12/31/25	790	886,281
2.625%	02/15/29	1,454	1,698,681
2.750%	07/31/23	681	735,480
2.750%	02/15/24	1	1,091
2.750%	08/31/25	1,122	1,259,971
2.750%	02/15/28	4,565	5,315,372
2.875%	10/15/21	887	922,515
2.875%	09/30/23	1,105	1,202,637
2.875%	11/30/23	697	761,146
2.875%	05/31/25	1,263	1,420,382
2.875%	05/15/28	1,160	1,366,987
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.875%	08/15/28	1,403	$ 1,658,390
3.000%	10/31/25	1,162	1,323,954
3.125%	11/15/28(a)	26,537	32,035,135

Total U.S. Treasury Obligations (cost $454,841,967)			476,076,035

Total Long-Term Investments (cost $2,108,939,637)			2,015,075,326

	Shares
Short-Term Investments — 37.0%
Affiliated Mutual Funds — 36.7%
PGIM Core Ultra Short Bond Fund(w)	1,000,527,280	1,000,527,280
PGIM Institutional Money Market Fund (cost $92,373,880; includes $92,208,779 of cash collateral for securities on loan)(b)(w)	92,458,468	92,310,534

Total Affiliated Mutual Funds (cost $1,092,901,160)		1,092,837,814

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.3%
U.S. Treasury Bills
0.656%	06/04/20	5,000	4,999,471
1.531%	04/30/20	720	719,993
1.535%	05/07/20	2,150	2,149,910

Total U.S. Treasury Obligations (cost $7,860,006)			7,869,374

Total Short-Term Investments (cost $1,100,761,166)			1,100,707,188

TOTAL INVESTMENTS—104.7% (cost $3,209,700,803)			3,115,782,514

Liabilities in excess of other assets(z) — (4.7)%			(141,119,225)

Net Assets — 100.0%			$ 2,974,663,289

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

A38

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CPI	Consumer Price Index
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,442,795 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,943,135; cash collateral of $92,208,779 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of March 31, 2020.
(r)	Less than $500 par.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 42,525,000 is 1.4% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at March 31, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Amerilife Holdings LLC, First Lien Delayed Draw Term Loan , 3 Month LIBOR + 4.000%, 4.610%, Maturity Date 3/18/2027 (cost $8,502)^	9	$ 6,903	$—	$(1,598)
Apro LLC, Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 5.842%, Matuirty Date 10/28/2026 (cost $11,005)	11	9,556	—	(1,449)
BCPE Empire Holdings, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.950%, Maturity Date 6/11/2026 (cost $4,155)^	4	3,690	—	(466)
MED ParentCo LP, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%, 4.889%, Maturity Date 8/31/2026 (cost $3,546)	4	2,971	—	(575)
United PF Holdings LLC, Delayed Draw Term Loan , 3 Month LIBOR + 4.000%, 5.450%, Maturity Date 12/30/2026 (cost $10,963)	11	8,648	—	(2,315)
		$31,768	$—	$(6,403)
A39

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	5 Year U.S. Treasury Notes	Jun. 2020	$ 1,002,875	$ 1,800
1	20 Year U.S. Treasury Bonds	Jun. 2020	179,062	(627)
5,583	Mini MSCI EAFE Index	Jun. 2020	435,278,595	24,601,297
3,228	S&P 500 E-Mini Index	Jun. 2020	414,749,580	24,860,101
				49,462,571
Short Positions:
140	2 Year U.S. Treasury Notes	Jun. 2020	30,853,594	(108,835)
38	10 Year U.S. Treasury Notes	Jun. 2020	5,270,125	(68,681)
				(177,516)
				$49,285,055
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/02/20	Brown Brothers Harriman & Co.	AUD	2,528	$ 1,563,611	$ 1,555,030	$ —	$ (8,581)
Expiring 04/02/20	Brown Brothers Harriman & Co.	AUD	1,552	959,898	954,630	—	(5,268)
Expiring 04/02/20	Brown Brothers Harriman & Co.	AUD	1,211	748,981	744,871	—	(4,110)
Expiring 04/02/20	Brown Brothers Harriman & Co.	AUD	205	126,582	125,887	—	(695)
British Pound,
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	9,924	12,292,500	12,327,040	34,540	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	1,940	2,403,068	2,409,820	6,752	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	1,898	2,351,274	2,357,881	6,607	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	1,488	1,842,839	1,848,018	5,179	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	1,034	1,280,670	1,284,268	3,598	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	818	1,013,423	1,016,270	2,847	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	758	938,727	941,365	2,638	—
Expiring 04/02/20	State Street Bank & Trust	GBP	856	1,061,501	1,062,751	1,250	—
Canadian Dollar,
Expiring 04/02/20	Citibank, N.A.	CAD	2,772	1,974,162	1,969,989	—	(4,173)
Expiring 04/02/20	Citibank, N.A.	CAD	1,982	1,411,701	1,408,718	—	(2,983)
Expiring 04/02/20	Citibank, N.A.	CAD	1,011	720,250	718,727	—	(1,523)
Expiring 04/02/20	Citibank, N.A.	CAD	890	633,578	632,239	—	(1,339)
Expiring 04/02/20	Citibank, N.A.	CAD	679	483,572	482,550	—	(1,022)
Danish Krone,
Expiring 04/02/20	BNP Paribas Securities Corp.	DKK	7,530	1,108,949	1,112,561	3,612	—
Expiring 04/02/20	BNP Paribas Securities Corp.	DKK	5,338	786,097	788,658	2,561	—
Expiring 04/02/20	BNP Paribas Securities Corp.	DKK	3,109	457,852	459,343	1,491	—
Euro,
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	7,830	8,593,057	8,636,616	43,559	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	6,979	7,659,152	7,697,977	38,825	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	5,408	5,934,400	5,964,482	30,082	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	3,899	4,278,930	4,300,620	21,690	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	3,819	4,191,517	4,212,764	21,247	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	2,879	3,159,289	3,175,304	16,015	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	2,325	2,551,496	2,564,429	12,933	—
Expiring 04/02/20	BNP Paribas Securities Corp.	EUR	62	68,030	68,379	349	—
Expiring 04/02/20	Citibank, N.A.	EUR	26,951	29,550,690	29,725,948	175,258	—
Hong Kong Dollar,
Expiring 04/02/20	Brown Brothers Harriman & Co.	HKD	10,948	1,412,150	1,412,178	28	—
Expiring 04/02/20	Brown Brothers Harriman & Co.	HKD	9,270	1,195,680	1,195,704	24	—
A40

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 04/02/20	Brown Brothers Harriman & Co.	HKD	6,662	$ 859,266	$ 859,284	$ 18	$ —
Expiring 04/02/20	Brown Brothers Harriman & Co.	HKD	5,906	761,796	761,812	16	—
Expiring 04/02/20	Brown Brothers Harriman & Co.	HKD	5,463	704,624	704,638	14	—
Expiring 04/02/20	Brown Brothers Harriman & Co.	HKD	4,273	551,128	551,139	11	—
Hungarian Forint,
Expiring 04/02/20	State Street Bank & Trust	HUF	13,834	41,996	42,295	299	—
Japanese Yen,
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	3,093,174	28,506,412	28,768,670	262,258	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	579,253	5,338,346	5,387,459	49,113	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	547,908	5,049,471	5,095,926	46,455	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	525,976	4,847,350	4,891,946	44,596	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	333,560	3,074,056	3,102,337	28,281	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	259,705	2,393,415	2,415,434	22,019	—
New Zealand Dollar,
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	NZD	396	237,322	236,305	—	(1,017)
Norwegian Krone,
Expiring 04/02/20	Goldman Sachs & Co. LLC	NOK	3,157	302,815	303,671	856	—
Singapore Dollar,
Expiring 04/02/20	Morgan Stanley & Company LLC	SGD	1,311	919,894	922,389	2,495	—
Expiring 04/02/20	Morgan Stanley & Company LLC	SGD	846	593,880	595,490	1,610	—
Expiring 04/02/20	Morgan Stanley & Company LLC	SGD	548	384,419	385,462	1,043	—
Expiring 04/02/20	Morgan Stanley & Company LLC	SGD	58	40,694	40,804	110	—
South African Rand,
Expiring 04/03/20	Bank of America, N.A.	ZAR	6,872	386,060	384,035	—	(2,025)
Expiring 04/03/20	Bank of America, N.A.	ZAR	4,498	252,695	251,370	—	(1,325)
Swedish Krona,
Expiring 04/02/20	Bank of America, N.A.	SEK	29,634	2,980,381	2,995,706	15,325	—
Expiring 04/02/20	Bank of America, N.A.	SEK	15,479	1,556,738	1,564,742	8,004	—
Expiring 04/02/20	Bank of America, N.A.	SEK	8,626	867,557	872,018	4,461	—
Expiring 04/02/20	Bank of America, N.A.	SEK	3,744	376,564	378,500	1,936	—
Swiss Franc,
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	5,422	5,616,017	5,633,302	17,285	—
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	4,552	4,715,239	4,729,752	14,513	—
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	2,073	2,147,281	2,153,890	6,609	—
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	1,770	1,833,647	1,839,291	5,644	—
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	1,484	1,537,163	1,541,894	4,731	—
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	1,462	1,514,474	1,519,135	4,661	—
Expiring 04/02/20	BNP Paribas Securities Corp.	CHF	1,159	1,200,046	1,203,740	3,694	—
				$182,344,372	$183,287,453	977,142	(34,061)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/02/20	Brown Brothers Harriman & Co.	AUD	60	$ 37,116	$ 36,912	$ 204	$ —
Expiring 04/02/20	Brown Brothers Harriman & Co.	AUD	22	13,714	13,639	75	—
Canadian Dollar,
Expiring 04/02/20	Citibank, N.A.	CAD	96	68,670	68,525	145	—
Danish Krone,
Expiring 04/02/20	BNP Paribas Securities Corp.	DKK	512	75,381	75,627	—	(246)
Expiring 04/02/20	BNP Paribas Securities Corp.	DKK	413	60,799	60,997	—	(198)
Japanese Yen,
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	JPY	1,366	12,589	12,705	—	(116)
A41

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 04/02/20	Morgan Stanley & Company LLC	SGD	46	$ 32,533	$ 32,621	$ —	$ (88)
Swedish Krona,
Expiring 04/02/20	Bank of America, N.A.	SEK	369	37,098	37,288	—	(190)
				$337,900	$338,314	424	(838)
						$977,566	$(34,899)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,060	06/17/22	1.000%(S)	3 Month LIBOR(2)(Q)	$66,644	$79,872	$13,228
70	06/17/25	1.250%(S)	3 Month LIBOR(2)(Q)	2,695	2,674	(21)
				$69,339	$82,546	$13,207

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A42